UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06242
                                   ---------

                           FRANKLIN HIGH INCOME TRUST
                           --------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
              (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000
                                                    --------------

Date of fiscal year end: 5/31
                         ----

Date of reporting period:5/31/04
                         -------

      ITEM 1. REPORTS TO STOCKHOLDERS.

                                                                    MAY 31, 2004


[GRAPHIC OMITTED OF MAN WALKING]

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                      ANNUAL REPORT AND SHAREHOLDER LETTER       INCOME
--------------------------------------------------------------------------------

                                   FRANKLIN'S
                              AGE HIGH INCOME FUND

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                       [FRANKLIN TEMPLETON INVESTMENTS LOGO OMITTED]

                     Franklin o Templeteon o Mutual Series

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE

Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.



 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

[BUILDING GRAPHIC OMITTED]

Not part of the annual report

                   Contents

SHAREHOLDER LETTER .......................   1

ANNUAL REPORT

Franklin's AGE High Income Fund ..........   3

Performance Summary ......................   7

Financial Highlights and
Statement of Investments .................  12

Financial Statements .....................  25

Notes to Financial Statements ............  29

Report of Independent Registered
Public Accounting Firm ...................  38

Board Members and Officers ...............  39

Proxy Voting Policies and Procedures .....  43

--------------------------------------------------------------------------------


Annual Report


Franklin's AGE High Income Fund

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin's AGE High Income Fund seeks to provide investors with high, current income, with a secondary objective of capital appreciation. The Fund invests in a diversified portfolio consisting primarily of high yield, lower-rated debt securities.

-------------------------------------------------------------------------------
[PIE CHART OMITTED]

Portfolio Breakdown
Based on Total Net Assets as of 5/31/04
Bonds ..................................   90.3%
Equities ...............................    5.0%
Short-Term Investments &
 Other Net Assets ......................    4.7%
--------------------------------------------------------------------------------
  PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

We are pleased to bring you Franklin's AGE High Income Fund's annual report covering the fiscal year ended May 31, 2004.


PERFORMANCE OVERVIEW

For the year under review, Franklin's AGE High Income Fund - Class A delivered a +15.67% cumulative total return. The Fund outperformed its benchmark, the CSFB High Yield Index, which returned 13.25%, and its peers as measured by the Lipper High Current Yield Funds Objective Average, which returned 10.89% for the same period.1 You can find the Fund's long-term performance data in the Performance Summary beginning on page 7.



1. Sources: Credit Suisse First Boston; Lipper Inc. The CSFB High Yield Index is designed to mirror the investable universe of the U.S. dollar denominated high yield debt market. The Lipper High Current Yield Funds Objective Average is an equally weighted average calculation of performance figures for all funds within the Lipper High Current Yield Funds classification in the Lipper Open-End underlying funds universe. Lipper High Current Yield Funds are defined as funds that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. For the one-year period ended 5/31/04, there were 411 funds in this category. Lipper calculations do not include sales charges. The Fund's performance relative to the average might have differed if such charges had been considered. Past performance does not guarantee future results. The indexes are unmanaged and include reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 17.


                                                               Annual Report | 3

ECONOMIC AND MARKET OVERVIEW

During the year under review, many factors positively impacted the U.S. economy and financial markets. Robust domestic economic growth, as measured by gross domestic product (GDP), rose at an annual rate of 5.4% over the past three calendar quarters through first quarter 2004. Corporate profitability rose substantially, with profit growth among Standard & Poor's 500 Composite Index (S&P 500) companies at 26% annualized during first quarter 2004.2 This upward trend allowed many companies to improve their balance sheets and liquidity. Against this backdrop, corporate default rates declined.

Although productivity gains, shifting global manufacturing operations, raw materials shortages, rising fuel prices and geopolitical uncertainty appeared to inhibit U.S. job growth for most of the Fund's fiscal year, unemployment stayed below 6% since November 2003 and companies began significant and long-awaited hiring in February 2004.3 In fact, 947,000 new employees joined U.S. non-farm payrolls from March 2004 through period-end.3

In response to stronger economic news, domestic interest rates began rising over the last three months of the Fund's fiscal year as investors began to suspect the Federal Reserve Board might soon act to constrain inflation by raising the federal funds target rate. Consequently, the benchmark 10-year Treasury yield rose from 3.37% at the beginning of the Fund's fiscal year, to 4.66% on May 31, 2004. Domestic equity markets generally rallied through year-end 2003, but flattened through the first five months of 2004 amid investor speculation about the potential for higher interest rates, among other issues.

Although higher energy prices contributed to inflation, the core Consumer Price Index, which excludes food and energy, remained relatively benign at 1.7% for the year ended May 31, 2004.4 Expected inflation is a key determinant of interest rates, and the inflation increase helped contribute somewhat to the overall interest rate rise during the period. Importantly, with national unemployment at 5.6% in May 2004 and a significant amount of unused manufacturing capacity available -- capacity utilization was 76.9% at period-end -- current slack in the economy suggested that a significant increase in core inflation might be less likely over the near term.3, 5





2. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

3. Source: Bureau of Labor Statistics.

4. Source: Bureau of Economic Analysis.

5. Source: U.S. Federal Reserve.


4 | Annual Report

DIVIDEND DISTRIBUTIONS*
6/1/03-5/31/04

--------------------------------------------------------------------------------
                               DIVIDEND PER SHARE
               -----------------------------------------------------------------
   MONTH        CLASS A      CLASS B      CLASS C       CLASS R    ADVISOR CLASS
--------------------------------------------------------------------------------
   June        1.20 cents   1.13 cents    1.12 cents   1.15 cents    1.23 cents
--------------------------------------------------------------------------------
   July        1.20 cents   1.13 cents    1.12 cents   1.15 cents    1.22 cents
--------------------------------------------------------------------------------
   August      1.20 cents   1.13 cents    1.12 cents   1.15 cents    1.23 cents
--------------------------------------------------------------------------------
   September   1.20 cents   1.12 cents    1.12 cents   1.14 cents    1.22 cents
--------------------------------------------------------------------------------
   October     1.25 cents   1.17 cents    1.17 cents   1.19 cents    1.27 cents
--------------------------------------------------------------------------------
   November    1.25 cents   1.17 cents    1.17 cents   1.19 cents    1.28 cents
--------------------------------------------------------------------------------
   December    1.25 cents   1.16 cents    1.16 cents   1.19 cents    1.27 cents
--------------------------------------------------------------------------------
   January     1.25 cents   1.16 cents    1.16 cents   1.19 cents    1.28 cents
--------------------------------------------------------------------------------
   February    1.25 cents   1.16 cents    1.16 cents   1.19 cents    1.27 cents
--------------------------------------------------------------------------------
   March       1.25 cents   1.16 cents    1.16 cents   1.18 cents    1.27 cents
--------------------------------------------------------------------------------
   April       1.25 cents   1.16 cents    1.16 cents   1.18 cents    1.28 cents
--------------------------------------------------------------------------------
   May         1.25 cents   1.16 cents    1.16 cents   1.18 cents    1.28 cents
--------------------------------------------------------------------------------
   TOTAL      14.80 CENTS  13.81 CENTS   13.78 CENTS  14.08 CENTS   15.10 CENTS

*All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.


TOP 10 HOLDINGS
5/31/04

----------------------------------------------
  COMPANY                           % OF TOTAL
  SECTOR/INDUSTRY                   NET ASSETS
----------------------------------------------
  Charter Communications Holdings LLC    1.6%
   CONSUMER SERVICES
----------------------------------------------
  Georgia-Pacific Corp.                  1.5%
   PROCESS INDUSTRIES
----------------------------------------------
  AES Corp.                              1.5%
   UTILITIES
----------------------------------------------
  Dex Media Inc.                         1.4%*
   CONSUMER SERVICES
----------------------------------------------
  Aquila Inc.                            1.4%
   UTILITIES
----------------------------------------------
  Nextel Communications Inc.             1.3%
   COMMUNICATIONS
----------------------------------------------
  Allied Waste North America Inc.        1.3%
   INDUSTRIAL SERVICES
----------------------------------------------
  Dynegy Holdings Inc.                   1.2%
   UTILITIES
----------------------------------------------
  Allegheny Energy Supply Co., LLC       1.2%
   UTILITIES
----------------------------------------------
  Case New Holland Inc.                  1.2%
   PRODUCER MANUFACTURING
----------------------------------------------

*Includes a position in Dex Media East LLC.

INVESTMENT STRATEGY

We are disciplined, fundamental investors who mainly rely on our analysts' in-depth industry expertise to evaluate companies. We examine sectors and individual securities in detail. When evaluating an issuer's creditworthiness, we consider the issuer's experience, managerial strength, sensitivity to economic conditions, credit rating, and current and prospective financial condition.


MANAGER'S DISCUSSION

During the year under review, positive economic trends and equity market gains fueled a rally in the high yield bond market, benefiting the Fund's underlying holdings. As investors' appetite for risk increased, high yield spreads over Treasuries, as measured by the CSFB High Yield Index, fell from 7.4% on May 31, 2003, to 4.7% at period-end.6 Corporate earnings growth, stronger balance sheet discipline and a declining default rate generally helped market fundamentals and our high yield portfolio. Although a trend toward higher interest rates appeared to dampen corporate bond investors' enthusiasm over the last few months of the Fund's fiscal year, positive fundamental trends within the U.S. economy and the corporate sector appeared to remain intact. Franklin's AGE High Income Fund continued to post strong absolute and relative performance in this favorable environment.


6. Source: CSFB. See footnote 1 for a description of the CSFB High Yield Index. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed.

                                                               Annual Report | 5

Consistent with our bottom-up investment strategy, the Fund's outperformance relative to the Lipper High Current Yield Funds Objective Average resulted primarily from industry and company credit selection compared with those of our peer group.7 In particular, Fund positioning in the pay television, textiles and energy industries benefited absolute and relative returns.8 We held an overweighted position compared with our peer group in the pay television industry, which ranked among the top performing industries in the high yield asset class. Within pay television, our corporate bond holdings of Charter Communications Holdings and NTL Cable appreciated strongly. On the other hand, we were much less invested in textiles relative to our peer group, allowing the Fund to sidestep much of the sector's sub-par returns during the Fund's fiscal year. Similarly, we held few energy-related holdings, a below-average position compared with our peer group that aided relative performance as the energy industry performed below market averages.

Conversely, Fund positions in health care, forest products, and gaming and leisure constrained returns compared with our peer group.9 In all three industries, the Fund's overweighted positions compared with its peer group hurt relative performance, as their respective returns did not keep pace with those of the market.

Thank you for your continued participation in Franklin's AGE High Income Fund. We look forward to serving your future investment needs.

[CHRISTOPHER J. MOLUMPHY PHOTO OMITTED]

/s/Christopher J. Molumphy
Christopher J. Molumphy, CFA
Senior Portfolio Manager
Franklin's AGE High Income Fund



7. Source: J.P. Morgan. The Fund's peer group consists of some of the largest mutual funds found within the Lipper High Current Yield Funds Objective Average.

8. In the SOI, pay television holdings are in the consumer services and communications sectors, textiles holdings are in the process industries sector, and energy holdings are in the energy minerals and industrial services sectors.

9. In the SOI, health care holdings are in the health services sector, forest products holdings are in the process industries sector, and gaming and leisure holdings are in the consumer services sector.

THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF MAY 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 | Annual Report

Performance Summary as of 5/31/04

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.


PRICE AND DISTRIBUTION INFORMATION
--------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           5/31/04          5/31/03
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.14             $2.02            $1.88
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (6/1/03-5/31/04)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1480
--------------------------------------------------------------------------------------------------
  CLASS B                                               CHANGE           5/31/04          5/31/03
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.14             $2.02            $1.88
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (6/1/03-5/31/04)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1381
--------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE           5/31/04          5/31/03
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.14             $2.03            $1.89
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (6/1/03-5/31/04)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1378
--------------------------------------------------------------------------------------------------
  CLASS R                                               CHANGE           5/31/04          5/31/03
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.14             $2.03            $1.89
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (6/1/03-5/31/04)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1408
--------------------------------------------------------------------------------------------------
  ADVISOR CLASS                                         CHANGE           5/31/04          5/31/03
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.14             $2.02            $1.88
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (6/1/03-5/31/04)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1510
--------------------------------------------------------------------------------------------------

           Annual Report|Past performance does not guarantee future results. | 7

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R: 1% CDSC FOR FIRST 18 MONTHS ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

------------------------------------------------------------------------------------------------------
  CLASS A                                                1-YEAR            5-YEAR          10-YEAR
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                             +15.67%           +22.87%          +96.17%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                         +10.95%            +3.30%           +6.51%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                         $11,095           $11,762          $18,782
------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (6/30/04) 4                     +8.70%            +3.61%           +6.67%
------------------------------------------------------------------------------------------------------
     Distribution Rate 5                   7.11%
------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6           6.39%
------------------------------------------------------------------------------------------------------
  CLASS B                                                1-YEAR            5-YEAR   INCEPTION (1/1/99)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                             +15.12%           +19.86%          +21.41%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                         +11.12%            +3.43%           +3.53%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                         $11,112           $11,836          $12,068
------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (6/30/04) 4                     +9.81%            +3.74%           +3.77%
------------------------------------------------------------------------------------------------------
     Distribution Rate 5                   6.89%
------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6           6.19%
------------------------------------------------------------------------------------------------------
  CLASS C                                                1-YEAR            5-YEAR  INCEPTION (5/16/95)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                             +15.01%           +19.72%          +65.96%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                         +14.01%            +3.67%           +5.76%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                         $11,401           $11,972          $16,596
------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (6/30/04) 4                    +12.12%            +3.98%           +5.89%
------------------------------------------------------------------------------------------------------
     Distribution Rate 5                   6.86%
------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6           6.18%
------------------------------------------------------------------------------------------------------
  CLASS R                                                                 1-YEAR  INCEPTION (1/1/02)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                                               +15.17%          +28.86%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                                           +14.17%          +11.10%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                                           $11,417          $12,886
------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (6/30/04) 4                                      +12.29%          +11.42%
------------------------------------------------------------------------------------------------------
     Distribution Rate 5                   6.98%
------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6           6.38%
------------------------------------------------------------------------------------------------------
  ADVISOR CLASS 7                                        1-YEAR            5-YEAR          10-YEAR
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                             +15.82%           +23.66%          +98.69%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                         +15.82%            +4.34%           +7.11%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                         $11,582           $12,366          $19,869
------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (6/30/04) 4                    +13.91%            +4.66%           +7.27%
------------------------------------------------------------------------------------------------------
     Distribution Rate 5                   7.60%
------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6           6.84%
------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.



8 | Past performance does not guarantee future results. | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested interest. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.



[GRAPHIC OMITTED]
[Plot Points Follow:]
Class A (6/1/94 - 5/31/04)

                                    Franklin's AGE               CSFB High
                                    High Income Fund             Yield Index 8

6/1/94                                 $9,574                         $10,000
6/30/94                                $9,582                          $9,933
7/31/94                                $9,625                          $9,980
8/31/94                                $9,705                         $10,052
9/30/94                                $9,749                         $10,092
10/31/94                               $9,793                         $10,099
11/30/94                               $9,689                          $9,982
12/31/94                               $9,772                         $10,087
1/31/95                                $9,855                         $10,193
2/28/95                               $10,245                         $10,444
3/31/95                               $10,329                         $10,562
4/30/95                               $10,609                         $10,797
5/31/95                               $10,852                         $11,101
6/30/95                               $10,939                         $11,174
7/31/95                               $11,146                         $11,348
8/31/95                               $11,194                         $11,379
9/30/95                               $11,283                         $11,510
10/31/95                              $11,373                         $11,638
11/30/95                              $11,422                         $11,693
12/31/95                              $11,596                         $11,841
1/31/96                               $11,813                         $12,066
2/29/96                               $11,905                         $12,130
3/31/96                               $11,829                         $12,097
4/30/96                               $11,881                         $12,163
5/31/96                               $12,018                         $12,261
6/30/96                               $12,027                         $12,288
7/31/96                               $12,124                         $12,399
8/31/96                               $12,353                         $12,534
9/30/96                               $12,628                         $12,749
10/31/96                              $12,727                         $12,857
11/30/96                              $13,007                         $13,057
12/31/96                              $13,243                         $13,312
1/31/97                               $13,344                         $13,409
2/28/97                               $13,585                         $13,661
3/31/97                               $13,268                         $13,508
4/30/97                               $13,418                         $13,628
5/31/97                               $13,711                         $13,902
6/30/97                               $13,959                         $14,091
7/31/97                               $14,353                         $14,390
8/31/97                               $14,363                         $14,468
9/30/97                               $14,616                         $14,754
10/31/97                              $14,527                         $14,753
11/30/97                              $14,735                         $14,857
12/31/97                              $14,844                         $14,993
1/31/98                               $15,004                         $15,247
2/28/98                               $15,166                         $15,366
3/31/98                               $15,329                         $15,443
4/30/98                               $15,391                         $15,559
5/31/98                               $15,401                         $15,606
6/30/98                               $15,412                         $15,639
7/31/98                               $15,527                         $15,748
8/31/98                               $14,375                         $14,679
9/30/98                               $14,440                         $14,677
10/31/98                              $14,182                         $14,385
11/30/98                              $15,113                         $15,114
12/31/98                              $15,069                         $15,080
1/31/99                               $15,300                         $15,221
2/28/99                               $15,144                         $15,190
3/31/99                               $15,323                         $15,328
4/30/99                               $15,616                         $15,666
5/31/99                               $15,287                         $15,497
6/30/99                               $15,298                         $15,505
7/31/99                               $15,310                         $15,513
8/31/99                               $15,031                         $15,375
9/30/99                               $14,866                         $15,256
10/31/99                              $14,819                         $15,182
11/30/99                              $15,130                         $15,388
12/31/99                              $15,142                         $15,574
1/31/00                               $14,973                         $15,512
2/29/00                               $15,047                         $15,608
3/31/00                               $14,749                         $15,374
4/30/00                               $14,761                         $15,351
5/31/00                               $14,521                         $15,105
6/30/00                               $14,916                         $15,444
7/31/00                               $14,993                         $15,589
8/31/00                               $15,136                         $15,693
9/30/00                               $14,887                         $15,549
10/31/00                              $14,424                         $15,065
11/30/00                              $13,756                         $14,471
12/31/00                              $14,026                         $14,763
1/31/01                               $14,979                         $15,647
2/28/01                               $15,116                         $15,806
3/31/01                               $14,700                         $15,491
4/30/01                               $14,490                         $15,331
5/31/01                               $14,772                         $15,638
6/30/01                               $14,344                         $15,395
7/31/01                               $14,538                         $15,560
8/31/01                               $14,734                         $15,778
9/30/01                               $13,614                         $14,783
10/31/01                              $14,035                         $15,120
11/30/01                              $14,534                         $15,609
12/31/01                              $14,436                         $15,619
1/31/02                               $14,564                         $15,765
2/28/02                               $14,311                         $15,654
3/31/02                               $14,674                         $16,012
4/30/02                               $14,868                         $16,266
5/31/02                               $14,672                         $16,209
6/30/02                               $13,604                         $15,644
7/31/02                               $13,085                         $15,197
8/31/02                               $13,206                         $15,394
9/30/02                               $13,003                         $15,204
10/31/02                              $12,880                         $15,111
11/30/02                              $13,832                         $15,910
12/31/02                              $13,940                         $16,104
1/31/03                               $14,302                         $16,542
2/28/03                               $14,412                         $16,787
3/31/03                               $14,932                         $17,216
4/30/03                               $15,970                         $18,095
5/31/03                               $16,238                         $18,357
6/30/03                               $16,776                         $18,893
7/31/03                               $16,707                         $18,741
8/31/03                               $16,989                         $18,950
9/30/03                               $17,538                         $19,468
10/31/03                              $18,094                         $19,865
11/30/03                              $18,296                         $20,137
12/31/03                              $18,860                         $20,603
1/31/04                               $19,155                         $21,002
2/29/04                               $19,178                         $21,012
3/31/04                               $19,200                         $21,152
4/30/04                               $19,131                         $21,122
5/31/04                               $18,782                         $20,789


[GRAPHIC OMITTED]

[PLOT POINTS FOLLOW:]
Class B (1/1/99-5/31/04)


                                    Franklin's AGE               CSFB High
                                    High Income Fund             Yield Index 8

1/1/99                                $10,000                         $10,000
1/31/99                               $10,153                         $10,094
2/28/99                               $10,046                         $10,073
3/31/99                               $10,123                         $10,164
4/30/99                               $10,351                         $10,389
5/31/99                               $10,129                         $10,277
6/30/99                               $10,133                         $10,282
7/31/99                               $10,098                         $10,287
8/31/99                                $9,947                         $10,196
9/30/99                                $9,834                         $10,117
10/31/99                               $9,759                         $10,068
11/30/99                               $9,959                         $10,204
12/31/99                              $10,003                         $10,328
1/31/00                                $9,887                         $10,287
2/29/00                                $9,932                         $10,350
3/31/00                                $9,691                         $10,195
4/30/00                                $9,736                         $10,180
5/31/00                                $9,573                         $10,017
6/30/00                                $9,829                         $10,241
7/31/00                                $9,876                         $10,338
8/31/00                                $9,965                         $10,407
9/30/00                                $9,797                         $10,311
10/31/00                               $9,445                          $9,990
11/30/00                               $9,002                          $9,597
12/31/00                               $9,175                          $9,790
1/31/01                                $9,841                         $10,376
2/28/01                                $9,927                         $10,481
3/31/01                                $9,650                         $10,273
4/30/01                                $9,463                         $10,167
5/31/01                                $9,643                         $10,370
6/30/01                                $9,405                         $10,209
7/31/01                                $9,529                         $10,319
8/31/01                                $9,606                         $10,463
9/30/01                                $8,916                          $9,803
10/31/01                               $9,187                         $10,027
11/30/01                               $9,509                         $10,351
12/31/01                               $9,441                         $10,358
1/31/02                                $9,521                         $10,455
2/28/02                                $9,352                         $10,381
3/31/02                                $9,585                         $10,618
4/30/02                                $9,708                         $10,787
5/31/02                                $9,576                         $10,749
6/30/02                                $8,875                         $10,374
7/31/02                                $8,533                         $10,078
8/31/02                                $8,555                         $10,208
9/30/02                                $8,473                         $10,082
10/31/02                               $8,390                         $10,021
11/30/02                               $9,007                         $10,551
12/31/02                               $9,019                         $10,679
1/31/03                                $9,305                         $10,970
2/28/03                                $9,373                         $11,132
3/31/03                                $9,706                         $11,417
4/30/03                               $10,321                         $11,999
5/31/03                               $10,546                         $12,173
6/30/03                               $10,836                         $12,529
7/31/03                               $10,843                         $12,428
8/31/03                               $11,023                         $12,567
9/30/03                               $11,374                         $12,910
10/31/03                              $11,672                         $13,173
11/30/03                              $11,857                         $13,354
12/31/03                              $12,158                         $13,663
1/31/04                               $12,402                         $13,928
2/29/04                               $12,353                         $13,934
3/31/04                               $12,362                         $14,027
4/30/04                               $12,372                         $14,007
5/31/04                               $12,068                         $13,786



         Annual Report | Past performance does not guarantee future results. | 9

AVERAGE ANNUAL TOTAL RETURN

--------------------------------------
  CLASS C                     5/31/04
--------------------------------------
  1-Year                      +14.01%
--------------------------------------
  5-Year                       +3.67%
--------------------------------------
  Since Inception (5/16/95)    +5.76%
--------------------------------------

[GRAPHIC OMITTED]

[PLOT POINTS FOLLOW:]
Class C (5/16/95-5/31/04)




                                    Franklin's AGE               CSFB High
                                    High Income Fund             Yield Index 8

5/16/95                               $10,000                         $10,000
5/31/95                               $10,036                         $10,136
6/30/95                               $10,113                         $10,203
7/31/95                               $10,297                         $10,362
8/31/95                               $10,334                         $10,391
9/30/95                               $10,409                         $10,510
10/31/95                              $10,486                         $10,627
11/30/95                              $10,525                         $10,677
12/31/95                              $10,680                         $10,812
1/31/96                               $10,873                         $11,018
2/29/96                               $10,952                         $11,076
3/31/96                               $10,877                         $11,046
4/30/96                               $10,958                         $11,106
5/31/96                               $11,046                         $11,196
6/30/96                               $11,049                         $11,220
7/31/96                               $11,172                         $11,321
8/31/96                               $11,337                         $11,445
9/30/96                               $11,625                         $11,642
10/31/96                              $11,710                         $11,739
11/30/96                              $11,920                         $11,923
12/31/96                              $12,131                         $12,155
1/31/97                               $12,218                         $12,244
2/28/97                               $12,474                         $12,474
3/31/97                               $12,136                         $12,334
4/30/97                               $12,268                         $12,444
5/31/97                               $12,528                         $12,694
6/30/97                               $12,748                         $12,867
7/31/97                               $13,101                         $13,140
8/31/97                               $13,148                         $13,210
9/30/97                               $13,374                         $13,472
10/31/97                              $13,287                         $13,471
11/30/97                              $13,425                         $13,566
12/31/97                              $13,564                         $13,690
1/31/98                               $13,658                         $13,923
2/28/98                               $13,799                         $14,031
3/31/98                               $13,987                         $14,101
4/30/98                               $13,989                         $14,207
5/31/98                               $13,992                         $14,250
6/30/98                               $13,995                         $14,280
7/31/98                               $14,141                         $14,380
8/31/98                               $13,042                         $13,403
9/30/98                               $13,143                         $13,402
10/31/98                              $12,903                         $13,135
11/30/98                              $13,742                         $13,801
12/31/98                              $13,696                         $13,769
1/31/99                               $13,899                         $13,899
2/28/99                               $13,752                         $13,870
3/31/99                               $13,857                         $13,996
4/30/99                               $14,166                         $14,305
5/31/99                               $13,862                         $14,151
6/30/99                               $13,867                         $14,158
7/31/99                               $13,819                         $14,165
8/31/99                               $13,614                         $14,039
9/30/99                               $13,460                         $13,931
10/31/99                              $13,358                         $13,862
11/30/99                              $13,632                         $14,051
12/31/99                              $13,692                         $14,221
1/31/00                               $13,534                         $14,164
2/29/00                               $13,595                         $14,252
3/31/00                               $13,266                         $14,038
4/30/00                               $13,327                         $14,017
5/31/00                               $13,105                         $13,793
6/30/00                               $13,454                         $14,102
7/31/00                               $13,518                         $14,234
8/31/00                               $13,640                         $14,330
9/30/00                               $13,412                         $14,198
10/31/00                              $12,932                         $13,756
11/30/00                              $12,329                         $13,214
12/31/00                              $12,565                         $13,480
1/31/01                               $13,473                         $14,288
2/28/01                               $13,590                         $14,432
3/31/01                               $13,212                         $14,145
4/30/01                               $12,957                         $13,999
5/31/01                               $13,203                         $14,279
6/30/01                               $12,879                         $14,057
7/31/01                               $13,046                         $14,208
8/31/01                               $13,150                         $14,407
9/30/01                               $12,210                         $13,498
10/31/01                              $12,580                         $13,806
11/30/01                              $13,019                         $14,253
12/31/01                              $12,926                         $14,262
1/31/02                               $13,035                         $14,395
2/28/02                               $12,805                         $14,294
3/31/02                               $13,123                         $14,621
4/30/02                               $13,290                         $14,853
5/31/02                               $13,110                         $14,801
6/30/02                               $12,155                         $14,285
7/31/02                               $11,690                         $13,876
8/31/02                               $11,719                         $14,056
9/30/02                               $11,607                         $13,883
10/31/02                              $11,422                         $13,798
11/30/02                              $12,335                         $14,528
12/31/02                              $12,352                         $14,704
1/31/03                               $12,741                         $15,105
2/28/03                               $12,833                         $15,328
3/31/03                               $13,287                         $15,720
4/30/03                               $14,199                         $16,522
5/31/03                               $14,430                         $16,761
6/30/03                               $14,900                         $17,251
7/31/03                               $14,832                         $17,112
8/31/03                               $15,075                         $17,303
9/30/03                               $15,553                         $17,776
10/31/03                              $15,960                         $18,138
11/30/03                              $16,210                         $18,387
12/31/03                              $16,620                         $18,813
1/31/04                               $16,953                         $19,177
2/29/04                               $16,965                         $19,186
3/31/04                               $16,978                         $19,314
4/30/04                               $16,910                         $19,287
5/31/04                               $16,596                         $18,983




AVERAGE ANNUAL TOTAL RETURN
-------------------------------------
  CLASS R                     5/31/04
-------------------------------------
  1-Year                      +14.17%
-------------------------------------
  Since Inception (1/1/02)    +11.10%
-------------------------------------


[Graphic Omitted]

[Plot Points Follow:]

Class R (1/1/02-5/31/04)

                                    Franklin's AGE               CSFB High
                                    High Income Fund             Yield Index 8

1/1/02                                $10,000                         $10,000
1/31/02                               $10,036                         $10,093
2/28/02                                $9,859                         $10,022
3/31/02                               $10,159                         $10,252
4/30/02                               $10,291                         $10,414
5/31/02                               $10,152                         $10,378
6/30/02                                $9,414                         $10,016
7/31/02                                $9,054                          $9,730
8/31/02                                $9,079                          $9,856
9/30/02                                $8,992                          $9,734
10/31/02                               $8,849                          $9,675
11/30/02                               $9,557                         $10,186
12/31/02                               $9,571                         $10,310
1/31/03                                $9,874                         $10,591
2/28/03                                $9,946                         $10,747
3/31/03                               $10,300                         $11,022
4/30/03                               $11,009                         $11,585
5/31/03                               $11,188                         $11,752
6/30/03                               $11,555                         $12,096
7/31/03                               $11,504                         $11,998
8/31/03                               $11,694                         $12,132
9/30/03                               $12,066                         $12,464
10/31/03                              $12,383                         $12,718
11/30/03                              $12,640                         $12,893
12/31/03                              $12,960                         $13,191
1/31/04                               $13,158                         $13,446
2/29/04                               $13,170                         $13,452
3/31/04                               $13,181                         $13,542
4/30/04                               $13,129                         $13,523
5/31/04                               $12,886                         $13,310


10 | Past performance does not guarantee future results. | Annual Report

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------
  ADVISOR CLASS7              5/31/04
-------------------------------------
  1-Year                      +15.82%
-------------------------------------
  5-Year                       +4.34%
-------------------------------------
  10-Year                      +7.11%
-------------------------------------


[Graphic Omitted]

[Plot Points Follow:]
Advisor Class 6/1/94-5/31/04
                                     Franklin's AGE               CSFB High
                                    High Income Fund             Yield Index 8

6/1/94                                $10,000                         $10,000
6/30/94                               $10,007                          $9,933
7/31/94                               $10,053                          $9,980
8/31/94                               $10,136                         $10,052
9/30/94                               $10,182                         $10,092
10/31/94                              $10,228                         $10,099
11/30/94                              $10,119                          $9,982
12/31/94                              $10,206                         $10,087
1/31/95                               $10,293                         $10,193
2/28/95                               $10,700                         $10,444
3/31/95                               $10,788                         $10,562
4/30/95                               $11,081                         $10,797
5/31/95                               $11,334                         $11,101
6/30/95                               $11,425                         $11,174
7/31/95                               $11,641                         $11,348
8/31/95                               $11,692                         $11,379
9/30/95                               $11,785                         $11,510
10/31/95                              $11,878                         $11,638
11/30/95                              $11,930                         $11,693
12/31/95                              $12,111                         $11,841
1/31/96                               $12,338                         $12,066
2/29/96                               $12,435                         $12,130
3/31/96                               $12,355                         $12,097
4/30/96                               $12,409                         $12,163
5/31/96                               $12,553                         $12,261
6/30/96                               $12,562                         $12,288
7/31/96                               $12,662                         $12,399
8/31/96                               $12,902                         $12,534
9/30/96                               $13,189                         $12,749
10/31/96                              $13,292                         $12,857
11/30/96                              $13,585                         $13,057
12/31/96                              $13,832                         $13,312
1/31/97                               $13,986                         $13,409
2/28/97                               $14,239                         $13,661
3/31/97                               $13,909                         $13,508
4/30/97                               $14,068                         $13,628
5/31/97                               $14,377                         $13,902
6/30/97                               $14,638                         $14,091
7/31/97                               $15,052                         $14,390
8/31/97                               $15,064                         $14,468
9/30/97                               $15,331                         $14,754
10/31/97                              $15,291                         $14,753
11/30/97                              $15,459                         $14,857
12/31/97                              $15,575                         $14,993
1/31/98                               $15,745                         $15,247
2/28/98                               $15,916                         $15,366
3/31/98                               $16,089                         $15,443
4/30/98                               $16,155                         $15,559
5/31/98                               $16,167                         $15,606
6/30/98                               $16,181                         $15,639
7/31/98                               $16,304                         $15,748
8/31/98                               $15,095                         $14,679
9/30/98                               $15,166                         $14,677
10/31/98                              $14,897                         $14,385
11/30/98                              $15,876                         $15,114
12/31/98                              $15,832                         $15,080
1/31/99                               $16,076                         $15,221
2/28/99                               $15,972                         $15,190
3/31/99                               $16,104                         $15,328
4/30/99                               $16,414                         $15,666
5/31/99                               $16,069                         $15,497
6/30/99                               $16,083                         $15,505
7/31/99                               $16,096                         $15,513
8/31/99                               $15,804                         $15,375
9/30/99                               $15,633                         $15,256
10/31/99                              $15,585                         $15,182
11/30/99                              $15,914                         $15,388
12/31/99                              $15,929                         $15,574
1/31/00                               $15,753                         $15,512
2/29/00                               $15,896                         $15,608
3/31/00                               $15,520                         $15,374
4/30/00                               $15,535                         $15,351
5/31/00                               $15,283                         $15,105
6/30/00                               $15,701                         $15,444
7/31/00                               $15,785                         $15,589
8/31/00                               $15,937                         $15,693
9/30/00                               $15,676                         $15,549
10/31/00                              $15,191                         $15,065
11/30/00                              $14,489                         $14,471
12/31/00                              $14,775                         $14,763
1/31/01                               $15,781                         $15,647
2/28/01                               $15,999                         $15,806
3/31/01                               $15,489                         $15,491
4/30/01                               $15,270                         $15,331
5/31/01                               $15,568                         $15,638
6/30/01                               $15,119                         $15,395
7/31/01                               $15,325                         $15,560
8/31/01                               $15,533                         $15,778
9/30/01                               $14,432                         $14,783
10/31/01                              $14,878                         $15,120
11/30/01                              $15,327                         $15,609
12/31/01                              $15,225                         $15,619
1/31/02                               $15,361                         $15,765
2/28/02                               $15,096                         $15,654
3/31/02                               $15,562                         $16,012
4/30/02                               $15,769                         $16,266
5/31/02                               $15,564                         $16,209
6/30/02                               $14,357                         $15,644
7/31/02                               $13,811                         $15,197
8/31/02                               $13,939                         $15,394
9/30/02                               $13,726                         $15,204
10/31/02                              $13,597                         $15,111
11/30/02                              $14,692                         $15,910
12/31/02                              $14,720                         $16,104
1/31/03                               $15,103                         $16,542
2/28/03                               $15,311                         $16,787
3/31/03                               $15,773                         $17,216
4/30/03                               $16,872                         $18,095
5/31/03                               $17,156                         $18,357
6/30/03                               $17,728                         $18,893
7/31/03                               $17,655                         $18,741
8/31/03                               $18,049                         $18,950
9/30/03                               $18,537                         $19,468
10/31/03                              $19,127                         $19,865
11/30/03                              $19,437                         $20,137
12/31/03                              $19,940                         $20,603
1/31/04                               $20,254                         $21,002
2/29/04                               $20,280                         $21,012
3/31/04                               $20,306                         $21,152
4/30/04                               $20,236                         $21,122
5/31/04                               $19,869                         $20,789

ENDNOTES


INTEREST RATE MOVEMENTS MAY AFFECT THE FUND'S SHARE PRICE AND YIELD. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. THE RISKS ASSOCIATED WITH HIGHER-YIELDING, LOWER-RATED SECURITIES INCLUDE HIGHER RISK OF DEFAULT AND LOSS OF PRINCIPAL. THE FUND'S INVESTMENTS IN FOREIGN COMPANIES, INCLUDING EMERGING MARKETS, CAN INVOLVE SPECIAL RISKS INCLUDING CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.


CLASS A: Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.


ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on an annualization of the respective class's May dividend and the maximum offering price (NAV for Classes B, C, R and Advisor) per share on 5/31/04.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 5/31/04.

7. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +43.65% and +5.01%.

8. Source: Standard & Poor's Micropal. The CSFB High Yield Index is designed to mirror the investable universe of the U.S. dollar denominated high yield debt market.

        Annual Report | Past performance does not guarantee future results. | 11

Franklin High Income Trust

FINANCIAL HIGHLIGHTS


AGE HIGH INCOME FUND

                                                           --------------------------------------------------------------------
                                                                                      YEAR ENDED MAY 31,

CLASS A                                                          2004          2003          2002          2001          2000
                                                           --------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................        $1.88         $1.87         $2.09         $2.30         $2.69
                                                           --------------------------------------------------------------------

Income from investment operations:

 Net investment income a ...............................          .16           .16           .20           .23           .26

 Net realized and unrealized gains (losses) ............          .13           .01          (.22)         (.19)         (.39)
                                                           --------------------------------------------------------------------

Total from investment operations .......................          .29           .17          (.02)          .04          (.13)
                                                           --------------------------------------------------------------------
Less distributions from net investment income ..........         (.15)         (.16)         (.20)         (.25)         (.26)
                                                           --------------------------------------------------------------------
Redemption fees ........................................           -- c          -- c          --            --            --
                                                           --------------------------------------------------------------------
Net asset value, end of year ...........................        $2.02         $1.88         $1.87         $2.09         $2.30
                                                           ====================================================================

Total return b .........................................        15.67%        10.67%         (.68)%        1.73%        (5.01)%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ........................   $2,172,749    $2,077,768    $2,024,885    $2,222,713    $2,442,432

Ratios to average net assets:

 Expenses ..............................................          .75%          .76%          .75%          .76%          .74%

 Net investment income .................................         7.73%         9.72%        10.27%        10.30%        10.28%

Portfolio turnover rate ................................        44.07%        36.52%        18.56%        21.37%        18.79%


aBased on average daily shares outstanding.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
cAmount is less than $0.001 per share.


12 | Annual Report

Franklin High Income Trust

AGE HIGH INCOME FUND (CONTINUED)

                                                           --------------------------------------------------------------------
                                                                                     YEAR ENDED MAY 31,

CLASS B                                                          2004          2003          2002          2001          2000
                                                           --------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................        $1.88         $1.87         $2.08         $2.30         $2.68
                                                           --------------------------------------------------------------------

Income from investment operations:

 Net investment income a ...............................          .15           .16           .19           .21           .24

 Net realized and unrealized gains (losses) ............          .13            --          (.21)         (.19)         (.37)
                                                           --------------------------------------------------------------------
Total from investment operations .......................          .28           .16          (.02)          .02          (.13)
                                                           --------------------------------------------------------------------
Less distributions from net investment income ..........         (.14)         (.15)         (.19)         (.24)         (.25)
                                                           --------------------------------------------------------------------
Redemption fees ........................................           -- c          -- c          --            --            --
                                                           --------------------------------------------------------------------
Net asset value, end of year ...........................        $2.02         $1.88         $1.87         $2.08         $2.30
                                                           ====================================================================


Total return b .........................................        15.12%        10.13%         (.70)%         .73%        (5.49)%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ........................     $207,680      $182,494      $153,639      $119,496       $69,565

Ratios to average net assets:

 Expenses ..............................................         1.25%         1.27%         1.26%         1.27%         1.25%

 Net investment income .................................         7.23%         9.21%         9.75%         9.79%         9.85%

Portfolio turnover rate ................................        44.07%        36.52%        18.56%        21.37%        18.79%


aBased on average daily shares outstanding.
bTotal return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.
cAmount is less than $0.001 per share.


                                                              Annual Report | 13

Franklin High Income Trust

AGE HIGH INCOME FUND (CONTINUED)

                                                           --------------------------------------------------------------------
                                                                                     YEAR ENDED MAY 31,
CLASS C                                                          2004          2003          2002          2001          2000
                                                           --------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................        $1.89         $1.88         $2.09         $2.31         $2.69
                                                           --------------------------------------------------------------------

Income from investment operations:

 Net investment income a ...............................          .15           .16           .19           .22           .25

 Net realized and unrealized gains (losses) ............          .13            --          (.21)         (.20)         (.38)
                                                           --------------------------------------------------------------------

Total from investment operations .......................          .28           .16          (.02)          .02          (.13)
                                                           --------------------------------------------------------------------
Less distributions from net investment income ..........         (.14)         (.15)         (.19)         (.24)         (.25)
                                                           --------------------------------------------------------------------
Redemption fees ........................................           -- c          -- c          --            --            --
                                                           --------------------------------------------------------------------
Net asset value, end of year ...........................        $2.03         $1.89         $1.88         $2.09         $2.31
                                                           ====================================================================


Total return b .........................................        15.01%        10.07%         (.71)%         .75%        (5.46)%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ........................     $416,171      $421,795      $383,584      $172,959      $367,151

Ratios to average net assets:

 Expenses ..............................................         1.25%         1.27%         1.25%         1.27%         1.25%

 Net investment income .................................         7.23%         9.21%         9.76%         9.79%         9.76%

Portfolio turnover rate ................................        44.07%        36.52%        18.56%        21.37%        18.79%


aBased on average daily shares outstanding.
bTotal return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.
cAmount is less than $0.001 per share.


14 | Annual Report

Franklin High Income Trust

AGE HIGH INCOME FUND (CONTINUED)

                                                           -----------------------------------------
                                                                         YEAR ENDED MAY 31,
CLASS R                                                           2004         2003          2002 D
                                                           -----------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................        $1.89         $1.88         $1.93
                                                           -----------------------------------------

Income from investment operations:

 Net investment income a ...............................          .15           .16           .08

 Net realized and unrealized gains (losses) ............          .13           .01          (.05)
                                                           -----------------------------------------

Total from investment operations .......................          .28           .17           .03
                                                           -----------------------------------------
Less distributions from net investment income ..........         (.14)         (.16)         (.08)
                                                           -----------------------------------------
Redemption fees ........................................           -- c          -- c          --
                                                           -----------------------------------------
Net asset value, end of year ...........................        $2.03         $1.89         $1.88
                                                           =========================================


Total return b .........................................        15.17%        10.21%         1.52%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ........................       $3,467        $2,574          $713

Ratios to average net assets:

 Expenses ..............................................         1.10%         1.12%         1.11% e

 Net investment income .................................         7.38%         9.36%         9.73% e

Portfolio turnover rate ................................        44.07%        36.52%        18.56%


aBased on average daily shares outstanding.
bTotal return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.
cAmount is less than $0.001 per share.
dFor the period January 1, 2002 (effective date) to May 31, 2002.
eAnnualized.


                                                              Annual Report | 15

Franklin High Income Trust

AGE HIGH INCOME FUND (CONTINUED)

                                                           --------------------------------------------------------------------
                                                                                      YEAR ENDED MAY 31,
ADVISOR CLASS                                                    2004          2003          2002          2001          2000
                                                           --------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................        $1.88         $1.88         $2.09         $2.30         $2.69
                                                           --------------------------------------------------------------------

Income from investment operations:

 Net investment income a ...............................          .16           .16           .21           .23           .26

 Net realized and unrealized gains (losses) ............          .13            --          (.21)         (.19)         (.38)
                                                           --------------------------------------------------------------------

Total from investment operations .......................          .29           .16            --           .04          (.12)
                                                           --------------------------------------------------------------------
Less distributions from net investment income ..........         (.15)         (.16)         (.21)         (.25)         (.27)
                                                           --------------------------------------------------------------------
Redemption fees ........................................           -- c          -- c          --            --            --
                                                           --------------------------------------------------------------------
Net asset value, end of year ...........................        $2.02         $1.88         $1.88         $2.09         $2.30
                                                           ====================================================================


Total return b .........................................        15.82%        10.23%         (.03)%        1.86%        (4.88)%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ........................      $37,569       $28,045       $20,758       $22,041       $17,234

Ratios to average net assets:

 Expenses ..............................................          .60%          .62%          .61%          .62%          .60%

 Net investment income .................................         7.88%         9.86%        10.42%        10.43%        10.29%

Portfolio turnover rate ................................        44.07%        36.52%        18.56%        21.37%        18.79%


aBased on average daily shares outstanding.
bTotal return is not annualized for periods less than one year.
cAmount is less than $0.001 per share.


16 | See notes to financial statements. | Annual Report

Franklin High Income Trust

STATEMENT OF INVESTMENTS, MAY 31, 2004

----------------------------------------------------------------------------------------------------------------------------
    AGE HIGH INCOME FUND                                                    COUNTRY      PRINCIPAL AMOUNT H        VALUE
----------------------------------------------------------------------------------------------------------------------------
    BONDS 89.2%

    COMMERCIAL SERVICES 1.1%
    Iron Mountain Inc., senior sub. note, 8.25%, 7/01/11 .............   United States   $  4,500,000         $    4,691,250
    Iron Mountain Inc., senior sub. note, 8.625%, 4/01/13 ............   United States      1,000,000              1,065,000
    JohnsonDiversey Holdings Inc., senior disc. note,
      zero cpn. to 5/17/07, 10.67% thereafter, 5/15/13 ...............   United States     35,000,000             26,075,000
a   Key3Media Group Inc., senior sub. note, 11.25%, 6/15/11 ..........   United States     20,000,000                237,500
                                                                                                              --------------
                                                                                                                  32,068,750
                                                                                                              --------------
    COMMUNICATIONS 8.5%
a   Asia Global Crossing Ltd., senior note, 13.375%, 10/15/10 ........      Bermuda        11,000,000              1,100,000
    AT&T Wireless Group, senior note, 7.875%, 3/01/11 ................   United States     27,000,000             30,748,626
    Crown Castle International Corp., senior note, 7.50%, 12/01/13 ...   United States     15,000,000             14,550,000
    Dobson Communications Corp., senior note, 8.875%, 10/01/13 .......   United States     18,000,000             14,040,000
a   Iridium LLC/Capital Corp., senior note, D, 10.875%, 7/15/05 ......      Bermuda        17,000,000              1,997,500
    MCI Inc., senior note, 5.908%, 5/01/07 ...........................   United States      5,542,000              5,389,595
    MCI Inc., senior note, 6.688%, 5/01/09 ...........................   United States      5,542,000              5,223,335
    MCI Inc., senior note, 7.735%, 5/01/14 ...........................   United States      4,750,000              4,340,312
    Millicom International Cellular SA, senior note, 144A, 10.00%,
      12/01/13 .......................................................    Luxembourg       10,000,000             10,350,000
    Nextel Communications Inc., senior note, 7.375%, 8/01/15 .........   United States     33,300,000             33,716,250
    Nextel Partners Inc., senior note, 8.125%, 7/01/11 ...............   United States     26,100,000             26,883,000
    NTL Cable PLC, senior note, 144A, 8.75%, 4/15/14 .................  United Kingdom      8,900,000              9,167,000
a   Poland Telecom Finance, B, 14.00%, 12/01/07 ......................      Poland         30,000,000                  3,000
    Qwest Communications International Inc., senior note,
      144A, 7.50%, 2/15/14 ...........................................   United States     20,000,000             18,300,000
a   RSL Communications PLC, senior note, 10.125%, 3/01/08 ............  United Kingdom     44,500,000                445,000
a   RSL Communications PLC, senior note, 12.00%, 11/01/08 ............  United Kingdom      6,250,000                 93,750
    Time Warner Telecom Holding, senior note, 144A, 9.25%, 2/15/14 ...   United States     20,000,000             19,700,000
    Triton PCS Inc., senior note, 8.50%, 6/01/13 .....................   United States     15,300,000             15,453,000
    Triton PCS Inc., senior sub. note, 9.375%, 2/01/11 ...............   United States      6,900,000              6,313,500
    Qwest Corp., 6.875%, 9/15/33 .....................................   United States     28,300,000             23,206,000
                                                                                                              --------------
                                                                                                                 241,019,868
                                                                                                              --------------
    CONSUMER DURABLES 4.1%
    D.R. Horton Inc., senior note, 8.50%, 4/15/12 ....................   United States     25,000,000             27,812,500
    General Motors, senior deb., 8.25%, 7/15/23 ......................   United States     23,500,000             24,336,435
    Sealy Mattress Co., senior sub. note, 144A, 8.25%, 6/15/14 .......   United States     30,000,000             29,400,000
    Simmons Co., senior sub. note, 144A, 7.875%, 1/15/14 .............   United States     16,400,000             16,400,000
    William Lyon Homes, senior note, 144A, 7.50%, 2/15/14 ............   United States     18,500,000             17,390,000
                                                                                                              --------------
                                                                                                                 115,338,935
                                                                                                              --------------
    CONSUMER NON-DURABLES .4%
    Smithfield Foods Inc., senior note, 7.75%, 5/15/13 ...............   United States      9,600,000             10,080,000
a,b Styling Technology Corp., senior sub. note, 10.875%, 7/01/08 .....   United States     16,621,102                 48,035
                                                                                                              --------------
                                                                                                                  10,128,035
                                                                                                              --------------


                                                              Annual Report | 17

Franklin High Income Trust

----------------------------------------------------------------------------------------------------------------------------
    AGE HIGH INCOME FUND                                                    COUNTRY      PRINCIPAL AMOUNT H        VALUE
----------------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
    CONSUMER SERVICES 21.6%
a   Adelphia Communications Corp., senior note, 10.875%, 10/01/10 ....   United States   $ 25,000,000         $   26,312,500
    Aztar Corp., senior sub. note, 8.875%, 5/15/07 ...................   United States     19,000,000             19,665,000
c   Aztar Corp., senior sub. note, 144A, 7.875%, 6/15/14 .............   United States     13,700,000             13,802,750
    Boyd Gaming Corp., senior sub. note, 144A, 6.75%, 4/15/14 ........   United States     21,600,000             20,412,000
    Cablevision Systems Corp., senior note, 144A, 8.00%, 4/15/12 .....   United States     19,200,000             19,104,000
a   Callahan Nordrhein-Westfalen, senior disc. note,
      zero cpn. to 7/15/05, 16.00% thereafter, 7/15/10 ...............      Germany        38,000,000              2,375,000
    CanWest Media Inc., senior note, B, 7.625%, 4/15/13 ..............      Canada          3,500,000              3,631,250
    CanWest Media Inc., senior sub. note, 10.625%, 5/15/11 ...........      Canada         15,600,000             17,511,000
    Charter Communications Holdings II, senior note, 144A, 10.25%,
      9/15/10 ........................................................   United States     33,800,000             34,391,500
    Charter Communications Holdings LLC, senior disc. note, zero cpn.
      to 1/15/06, 13.50% thereafter, 1/15/11 .........................   United States     15,500,000             11,508,750
    Choctaw Resort Development Enterprise, senior note, 9.25%,
      4/01/09 ........................................................   United States      6,500,000              7,020,000
    CSC Holdings Inc., senior deb., 7.625%, 7/15/18 ..................   United States     20,000,000             18,900,000
    Dex Media East LLC, senior sub. note, B, 12.125%, 11/15/12 .......   United States     20,000,000             23,300,000
    Dex Media Inc., senior disc. note, 144A, zero cpn. to
      11/15/08, 9.00% thereafter, 11/15/13 ...........................   United States     12,600,000              8,190,000
    Dex Media Inc., senior note, 144A, 8.00%, 11/15/13 ...............   United States      7,500,000              7,181,250
    DIRECTV Holdings/Finance, senior note, 8.375%, 3/15/13 ...........   United States     29,200,000             32,412,000
    EchoStar DBS Corp., senior note, 144A, 6.375%, 10/01/11 ..........   United States     20,000,000             19,650,000
    Emmis Operating Co., senior sub. note, 144A, 6.875%, 5/15/12 .....   United States     26,500,000             26,102,500
    Gaylord Entertainment Co., senior note, 144A, 8.00%, 11/15/13 ....   United States      6,700,000              6,700,000
    Lin Television Corp., senior sub. note, 6.50%, 5/15/13 ...........   United States     19,600,000             19,159,000
    Mandalay Resort Group, senior note, 9.50%, 8/01/08 ...............   United States      5,900,000              6,667,000
    Mandalay Resort Group, senior sub. note, 10.25%, 8/01/07 .........   United States     14,600,000             16,425,000
    Park Place Entertainment Corp., senior sub. note, 7.875%, 3/15/10    United States     25,000,000             26,375,000
    Pinnacle Entertainment, senior sub. note, 8.75%, 10/01/13 ........   United States      6,300,000              6,221,250
    Quebecor Media Inc., senior disc. note, zero cpn. to 7/15/06,
      13.75% thereafter, 7/15/11 .....................................      Canada         31,500,000             28,980,000
    Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 ........   United States     14,400,000             13,824,000
    Royal Caribbean Cruises Ltd., senior note, 8.00%, 5/15/10 ........   United States      4,200,000              4,515,000
    Royal Caribbean Cruises Ltd., senior note, 6.875%, 12/01/13 ......   United States     13,800,000             13,541,250
    Sinclair Broadcast Group Inc., senior sub. note, 8.00%, 3/15/12 ..   United States      9,000,000              9,247,500
    Six Flags Inc., senior note, 9.50%, 2/01/09 ......................   United States      1,400,000              1,433,250
    Six Flags Inc., senior note, 9.75%, 4/15/13 ......................   United States      8,000,000              8,040,000
    Station Casinos Inc., senior note, 6.00%, 4/01/12 ................   United States      9,300,000              8,974,500
    Station Casinos Inc., senior sub. note, 6.50%, 2/01/14 ...........   United States      7,000,000              6,562,500
    Station Casinos Inc., senior sub. note, 6.875%, 3/01/16 ..........   United States     15,000,000             14,175,000
    Sun International Hotels, senior sub. note, 8.875%, 8/15/11 ......   United States      5,700,000              6,042,000
a   Telewest Communications PLC, senior note, 9.25%, 4/15/09 .........  United Kingdom      2,250,000              1,012,500
a   Telewest Communications PLC, senior disc. note,
      zero cpn. to 2/01/05, 11.375% thereafter, 2/01/10 ..............  United Kingdom     28,000,000             11,900,000
    Universal City Development, senior note, 11.75%, 4/01/10 .........   United States     15,000,000             17,250,000
    Venetian Casino/LV Sands, 11.00%, 6/15/10 ........................   United States     24,800,000             28,613,000
    Vivendi Universal, senior note, 9.25%, 4/15/10 ...................      France         12,100,000             14,217,500


18 | Annual Report

Franklin High Income Trust

----------------------------------------------------------------------------------------------------------------------------
    AGE HIGH INCOME FUND                                                    COUNTRY      PRINCIPAL AMOUNT H        VALUE
----------------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
    CONSUMER SERVICES (CONT.)
    Yell Finance BV, senior disc. note, zero cpn. to 8/01/06, 13.50%
      thereafter, 8/01/11 ............................................  United Kingdom   $ 12,325,000         $   11,493,063
    Yell Finance BV, senior note, 10.75%, 8/01/11 ....................  United Kingdom      6,485,000              7,490,175
    Young Broadcasting Inc., senior sub. note, 144A, 8.75%, 1/15/14 ..   United States     13,900,000             13,622,000
                                                                                                              --------------
                                                                                                                 613,949,988
                                                                                                              --------------
    ELECTRONIC TECHNOLOGY 3.5%
    Alliant Techsystems Inc., senior sub. note, 8.50%, 5/15/11 .......   United States      6,900,000              7,417,500
    Amkor Technology Inc., senior note, 7.75%, 5/15/13 ...............   United States     23,000,000             22,223,750
    Flextronics International Ltd., senior sub. note, 6.50%, 5/15/13 .      Singapore      12,800,000             12,480,000
    L-3 Communications Corp., senior sub. note, 144A, 6.125%,
      1/15/14 ........................................................   United States     26,500,000             24,843,750
    ON Semiconductor Corp., senior secured note, 13.00%, 5/15/08 .....   United States      8,224,000              9,498,720
    SCG Holding Corp., zero cpn., 144A, 8/04/11 ......................   United States      7,300,000             10,183,500
    Solectron Corp., senior note, 9.625%, 2/15/09 ....................   United States      5,200,000              5,512,000
    Xerox Corp., senior note, 7.125%, 6/15/10 ........................   United States      8,000,000              7,947,488
                                                                                                              --------------
                                                                                                                 100,106,708
                                                                                                              --------------
    ENERGY MINERALS 1.2%
    Arch Western Finance, senior note, 144A, 6.75%, 7/01/13 ..........   United States     19,100,000             19,195,500
    Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 ............   United States     15,900,000             16,098,750
                                                                                                              --------------
                                                                                                                  35,294,250
                                                                                                              --------------
    FINANCE 1.0%
    Americredit Corp., senior note, 9.25%, 5/01/09 ...................   United States     15,000,000             15,750,000
    Western Financial Bank-FSB, sub. deb., 9.625%, 5/15/12 ...........   United States     12,400,000             13,733,000
                                                                                                              --------------
                                                                                                                  29,483,000
                                                                                                              --------------
    GOVERNMENT BONDS .3%
    Eskom, 11.00%, 6/01/08 ...........................................   South Africa      63,800,000 ZAR         10,015,236
                                                                                                              --------------
    HEALTH SERVICES 4.3%
    HealthSouth Corp., senior note, 7.625%, 6/01/12 ..................   United States     27,000,000             26,325,000
    Iasis Healthcare Corp., senior sub. note, 13.00%, 10/15/09 .......   United States     14,500,000             16,058,750
    Pacificare Health Systems Inc., senior note, 10.75%, 6/01/09 .....   United States     15,792,000             18,081,840
    Tenet Healthcare Corp., senior note, 7.375%, 2/01/13 .............   United States     18,000,000             16,110,000
    Tenet Healthcare Corp., senior note, 6.875%, 11/15/31 ............   United States     18,000,000             13,680,000
    United Surgical Partners, senior sub. note, 10.00%, 12/15/11 .....   United States     27,000,000             30,442,500
                                                                                                              --------------
                                                                                                                 120,698,090
                                                                                                              --------------
    HEALTH TECHNOLOGY .5%
    Alliance Imaging Inc., senior sub. note, 10.375%, 4/15/11 ........   United States     14,000,000             14,455,000
                                                                                                              --------------
    INDUSTRIAL SERVICES 3.4%
    Allied Waste North America Inc., senior note, 7.875%, 4/15/13 ....   United States     21,600,000             22,140,000
    Allied Waste North America Inc., senior secured note,
      144A, 6.50%, 11/15/10 ..........................................   United States     10,000,000              9,750,000


                                                              Annual Report | 19

Franklin High Income Trust

----------------------------------------------------------------------------------------------------------------------------
  AGE HIGH INCOME FUND                                                    COUNTRY      PRINCIPAL AMOUNT H        VALUE
----------------------------------------------------------------------------------------------------------------------------
  BONDS (CONT.)
  INDUSTRIAL SERVICES (CONT.)
  Allied Waste North America Inc., senior secured note,
    144A, 6.125%, 2/15/14 ..........................................   United States   $  5,000,000         $    4,575,000
  El Paso Energy Partners LP, senior sub. note, B, 8.50%, 6/01/11 ..   United States      7,874,000              8,622,030
  Gulfterra Energy Partners, senior sub. note, 10.625%, 12/01/12 ...   United States      3,131,000              3,804,165
  Hanover Equipment Trust 01, senior secured note, A, 8.50%,
    9/01/08 ........................................................   United States     18,000,000             18,990,000
  Hanover Equipment Trust 01, senior secured note, B, 8.75%,
    9/01/11 ........................................................   United States     12,000,000             12,780,000
a Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 ..........   United States     10,000,000                 50,000
  Universal Compression Inc., senior note, 7.25%, 5/15/10 ..........   United States      7,100,000              7,384,000
  URS Corp., senior sub. note, 12.25%, 5/01/09 .....................   United States      6,536,000              6,993,520
                                                                                                            --------------
                                                                                                                95,088,715
                                                                                                            --------------
  NON-ENERGY MINERALS 1.7%
  Glencore Funding LLC, 144A, 6.00%, 4/15/14 .......................   United States     21,100,000             19,348,827
  Ispat Inland ULC, senior secured note, 144A, 9.75%, 4/01/14 ......   United States     29,200,000             30,003,000
                                                                                                            --------------
                                                                                                                49,351,827
                                                                                                            --------------
  PROCESS INDUSTRIES 12.8%
  Bear Island Paper Co. LLC, senior note, B, 10.00%, 12/01/07 ......   United States     11,700,000             10,939,500
  Buckeye Technologies Inc., senior note, 8.50%, 10/01/13 ..........   United States     11,700,000             12,109,500
  Equistar Chemicals LP, senior note, 8.75%, 2/15/09 ...............   United States     20,000,000             20,800,000
  Equistar Chemicals LP, senior note, 10.625%, 5/01/11 .............   United States      4,400,000              4,851,000
a FiberMark Inc., senior note, 10.75%, 4/15/11 .....................   United States     17,000,000              9,095,000
  Georgia-Pacific Corp., 7.25%, 6/01/28 ............................   United States      3,000,000              2,685,000
  Georgia-Pacific Corp., senior note, 9.375%, 2/01/13 ..............   United States     14,800,000             16,761,000
  Georgia Pacific Corp., senior note, 8.00%, 1/15/14 ...............   United States      8,000,000              8,540,000
  Georgia-Pacific Corp., senior note, 144A, 8.00%, 1/15/24 .........   United States     15,000,000             14,700,000
  Graham Packaging Co., senior disc. note, B, 10.75%, 1/15/09 ......   United States      5,600,000              5,768,000
  Graham Packaging Co., senior sub. note, B, 8.75%, 1/15/08 ........   United States     20,300,000             20,604,500
  Huntsman ICI Holdings LLC, senior disc. note,
    zero cpn., 12/31/09 ............................................   United States     66,130,000             32,734,350
  IMC Global Inc., senior note, 10.875%, 8/01/13 ...................   United States     28,000,000             33,600,000
  Jefferson Smurfit Corp., senior note, 7.50%, 6/01/13 .............   United States     15,800,000             15,563,000
  Lyondell Chemical Co., senior secured note, 10.50%, 6/01/13 ......   United States     17,400,000             18,792,000
  MDP Acquisitions PLC, senior note, 9.625%, 10/01/12 ..............  Irish Republic     18,600,000             20,274,000
  Nalco Co., senior note, 144A, 7.75%, 11/15/11 ....................   United States      2,700,000              2,835,000
  Nalco Co., senior sub. note, 144A, 8.875%, 11/15/13 ..............   United States     27,200,000             28,560,000
  Owens-Illinois Inc., senior note, 7.80%, 5/15/18 .................   United States     29,000,000             25,230,000
a Polysindo International Finance Co. BV, secured note, 9.375%,
    7/30/07 ........................................................     Indonesia       27,750,000              2,636,250
a Pindo Deli Finance Mauritius Ltd., senior note, 11.75%, 10/01/17 .     Singapore       28,800,000              7,632,000
  Rhodia SA, senior note, 144A, 10.25%, 6/01/10 ....................      France         30,000,000             28,800,000
  Stone Container Corp., senior note, 8.375%, 7/01/12 ..............   United States     15,400,000             15,939,000
a Tjiwi Kimia Finance Mauritius, senior note, 10.00%, 8/01/04 ......     Indonesia       11,000,000              4,015,000
                                                                                                            --------------
                                                                                                               363,464,100
                                                                                                            --------------


20 | Annual Report

Franklin High Income Trust

----------------------------------------------------------------------------------------------------------------------------
    AGE HIGH INCOME FUND                                                    COUNTRY      PRINCIPAL AMOUNT H        VALUE
----------------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
    PRODUCER MANUFACTURING 7.1%
    Airxcel Inc., senior sub. note, B, 11.00%, 11/15/07 ..............   United States   $ 13,500,000         $   13,162,500
    Case New Holland Inc., senior note, 144A, 9.25%, 8/01/11 .........   United States     32,000,000             33,760,000
    Fimep SA, senior note, 10.50%, 2/15/13 ...........................      France         20,700,000             23,287,500
a   Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05 ....   United States      9,053,899                     --
    HLI Operating Co. Inc., senior sub. note, 10.50%, 6/15/10 ........   United States     16,262,000             18,213,440
    Hutchison Whampoa International Ltd., senior note, 144A, 6.25%,
      1/24/14 ........................................................     Hong Kong       20,300,000             19,510,695
    Invensys PLC, senior note, 144A, 9.875%, 3/15/11 .................  United Kingdom     18,000,000             17,910,000
    Milacron Escrow Corp., senior secured note, 144A, 11.50%,
      5/15/11 ........................................................   United States     30,000,000             29,475,000
    NMHG Holding Co., senior note, 10.00%, 5/15/09 ...................   United States      7,400,000              8,140,000
    Rexnord Corp., senior sub. note, 10.125%, 12/15/12 ...............   United States      4,400,000              4,774,000
    Russel Metals Inc., senior note, 6.375%, 3/01/14 .................   United States     17,000,000             15,895,000
    TRW Automotive Inc., senior note, 9.375%, 2/15/13 ................   United States     13,203,000             14,820,368
    TRW Automotive Inc., senior sub. note, 11.00%, 2/15/13 ...........   United States      1,902,000              2,225,340
                                                                                                              --------------
                                                                                                                 201,173,843
                                                                                                              --------------
    REAL ESTATE INVESTMENT TRUSTS 2.2%
    Host Marriott LP, senior note, 7.125%, 11/01/13 ..................   United States     20,000,000             19,550,000
    Host Marriott LP, senior note, I, 9.50%, 1/15/07 .................   United States      7,000,000              7,630,000
    Meristar Hospitality Corp., senior note, 9.00%, 1/15/08 ..........   United States     16,500,000             16,665,000
    Meristar Hospitality Corp., senior note, 10.50%, 6/15/09 .........   United States     10,700,000             11,395,500
    Ventas Realty LP Capital Corp., senior note, 8.75%, 5/01/09 ......   United States      7,500,000              8,137,500
                                                                                                              --------------
                                                                                                                  63,378,000
                                                                                                              --------------
    RETAIL TRADE 2.1%
    Office Depot Inc., senior sub. note, 10.00%, 7/15/08 .............   United States     22,000,000             25,520,000
    Rite Aid Corp., 7.70%, 2/15/27 ...................................   United States     10,000,000              8,675,000
    Rite Aid Corp., senior note, 144A, 6.125%, 12/15/08 ..............   United States     26,900,000             24,882,500
                                                                                                              --------------
                                                                                                                  59,077,500
                                                                                                              --------------
    TECHNOLOGY SERVICES 1.0%
a   PSINet Inc., senior note, 11.00%, 8/01/09 ........................   United States     18,750,000              1,031,250
    UGS Corp., senior sub. note, 144A, 10.00%, 6/01/12 ...............   United States     25,000,000             26,500,000
                                                                                                              --------------
                                                                                                                  27,531,250
                                                                                                              --------------
    TRANSPORTATION 2.8%
    CP Ships Ltd., senior note, 10.375%, 7/15/12 .....................      Canada         20,000,000             22,850,000
    Great Lakes Dredge & Dock, senior sub. note, 144A, 7.75%,
      12/15/13 .......................................................   United States      5,500,000              4,757,500
    Laidlaw International Inc., senior note, 10.75%, 6/15/11 .........   United States     19,800,000             21,309,750
    Ultrapetrol Ltd., first mortgage, 10.50%, 4/01/08 ................     Argentina       24,300,000             17,739,000
a,b United Air Lines Inc., Pass-through Equipment Trust, B-2, 9.06%,
      9/26/14 ........................................................   United States     20,422,000             11,487,375
                                                                                                              --------------
                                                                                                                  78,143,625
                                                                                                              --------------


                                                              Annual Report | 21

Franklin High Income Trust

----------------------------------------------------------------------------------------------------------------------------
    AGE HIGH INCOME FUND                                                    COUNTRY      PRINCIPAL AMOUNT H        VALUE
----------------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
    UTILITIES 9.6%
    AES Corp., senior note, 9.375%, 9/15/10 ..........................   United States   $ 15,000,000         $   15,637,500
    AES Corp., senior secured note, 144A, 9.00%, 5/15/15 .............   United States     24,700,000             26,305,500
    Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/12 ............   United States     35,000,000             34,037,500
    Aquila Inc., senior note, 14.875%, 7/01/12 .......................   United States     30,000,000             38,400,000
    Calpine Canada Energy Finance, senior note, 8.50%, 5/01/08 .......      Canada         30,000,000             17,775,000
    Calpine Corp., senior secured note, 144A, 8.75%, 7/15/13 .........   United States     18,000,000             15,075,000
    Dynegy Holdings Inc., senior note, 8.75%, 2/15/12 ................   United States     39,000,000             35,295,000
    ESI Tractebel Acquisition Corp., secured note, 7.99%, 12/30/11 ...   United States      7,336,000              7,592,760
    Midland Funding II, sub. secured lease obligation, A, 11.75%,
      7/23/05 ........................................................   United States      4,123,988              4,268,328
    Midland Funding II, sub. secured lease obligation, B, 13.25%,
      7/23/06 ........................................................   United States     11,500,000             12,707,500
    Midwest Generation LLC, senior secured note, 144A, 8.75%, 5/01/34    United States     31,600,000             31,284,000
    NRG Energy Inc., senior secured note, 144A, 8.00%, 12/15/13 ......   United States     14,500,000             14,536,250
    PG&E Corp., senior secured note, 144A, 6.875%, 7/15/08 ...........   United States      7,700,000              8,123,500
    Williams Cos. Inc., senior note, 8.625%, 6/01/10 .................   United States      9,200,000             10,074,000
                                                                                                              --------------
                                                                                                                 271,111,838
                                                                                                              --------------
    TOTAL BONDS (COST $2,691,383,423)                                                                          2,530,878,558
                                                                                                              --------------
    CONVERTIBLE BOND (COST $27,686,180) 1.1%
    ELECTRONIC TECHNOLOGY
    Nortel Networks Corp., senior note, cvt., 4.25%, 9/01/08 .........      Canada         33,700,000             30,582,750
                                                                                                              --------------


                                                                                        ---------------
                                                                                        SHARES/WARRANTS
                                                                                        ---------------
    COMMON STOCKS AND WARRANTS 1.9%
    COMMUNICATIONS 1.4%
d   Arch Wireless Inc., A ............................................   United States         12,772                404,745
d   Call-Net Enterprises Inc., B .....................................      Canada            254,140                838,662
d   Dobson Communications Corp. ......................................   United States      1,335,237              4,072,473
d   ICG Communications Inc. ..........................................   United States        106,945                 75,931
d   ICG Communications Inc., wts., 6/05/07 ...........................   United States         17,723                  1,772
d   ICO Global Communications Holdings Ltd. ..........................   United States      2,105,368              1,473,757
d   ICO Global Communications Holdings Ltd., wts., 5/16/06 ...........   United States        528,825                  5,283
d,e International Wireless Communications Holdings Inc. ..............   United States      1,759,743                211,169
d   Metrocall Holdings Inc. ..........................................   United States        182,155             12,588,732
d   Millicom International Cellular SA ...............................    Luxembourg                1                     23
d   Nextel Communications Inc., A ....................................   United States        128,674              2,976,230
d   NII Holdings Inc., B .............................................   United States        223,719              8,091,916
d   NTL Inc. .........................................................  United Kingdom        100,000              5,910,000
d,f Poland Telecom Finance, wts., 144A, 12/01/07 .....................      Poland             30,000                     --
d   Spectrasite Inc. .................................................   United States         55,000              2,284,700
d   XO Communications Inc. ...........................................   United States         51,739                206,956
d   XO Communications Inc., wts., A, 1/16/10 .........................   United States        103,479                155,218
d   XO Communications Inc., wts., B, 1/16/10 .........................   United States         77,609                 85,370
d   XO Communications Inc., wts., C, 1/16/10 .........................   United States         77,609                 58,207
                                                                                                              --------------
                                                                                                                  39,441,144
                                                                                                              --------------


22 | Annual Report

Franklin High Income Trust

----------------------------------------------------------------------------------------------------------------------------
    AGE HIGH INCOME FUND                                                    COUNTRY       SHARES/WARRANTS         VALUE
----------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS (CONT.)
    CONSUMER SERVICES
d   Jack in the Box Inc. .............................................   United States         24,090         $      673,797
                                                                                                              --------------
    ELECTRONIC TECHNOLOGY
d   Loral Space & Communications Ltd., wts., 12/27/06 ................   United States        155,654                  3,113
d   Loral Space & Communications Ltd., wts., 1/15/07 .................   United States         35,300                    618
                                                                                                              --------------
                                                                                                                       3,731
                                                                                                              --------------
    ENERGY MINERALS
d   Horizon Natural Resources Co. ....................................   United States        533,333                     --
d   McMoRan Exploration Co. ..........................................   United States         25,937                371,418
                                                                                                              --------------
                                                                                                                     371,418
                                                                                                              --------------
    HEALTH SERVICES .3%
d   Kindred Healthcare Inc. ..........................................   United States             72                  1,789
d   Kindred Healthcare Inc., A, wts., 4/20/06 ........................   United States        134,263              3,079,993
d   Kindred Healthcare Inc., B, wts., 4/20/06 ........................   United States        335,658              6,713,160
                                                                                                              --------------
                                                                                                                   9,794,942
                                                                                                              --------------
    INDUSTRIAL SERVICES .1%
d   Transocean Inc., wts., 144A, 5/01/09 .............................   United States         11,750              2,526,250
                                                                                                              --------------
    PRODUCER MANUFACTURING .1%
d   Cambridge Industries Liquidating Trust Interest ..................   United States      4,853,892                 24,269
d   Goss Holdings Inc., B ............................................   United States        211,174                     --
d,e Harvard Industries Inc. ..........................................   United States        793,966                  2,382
d,e VS Holdings ......................................................   United States      1,685,375                168,537
    Walter Industries Inc. ...........................................   United States        189,505              2,412,399
                                                                                                              --------------
                                                                                                                   2,607,587
                                                                                                              --------------
    RETAIL TRADE
d   Penn Traffic Co. .................................................   United States        389,598                 19,480
                                                                                                              --------------
    TOTAL COMMON STOCKS AND WARRANTS (COST $211,570,526)                                                          55,438,349
                                                                                                              --------------
    PREFERRED STOCKS 1.2%
    COMMUNICATIONS
    PTV Inc., 10.00%, pfd., A ........................................    Switzerland             388                  2,959
                                                                                                              --------------
    HEALTH SERVICES 1.2%
    Fresenius Medical Care, Capital Trust II, 7.875%, pfd. ...........      Germany            30,600             32,589,000
                                                                                                              --------------
    PROCESS INDUSTRIES
a   Asia Pulp & Paper Co. Ltd., 12.00%, pfd. .........................     Indonesia       24,700,000                494,000
                                                                                                              --------------
    TOTAL PREFERRED STOCKS (COST $55,292,487)                                                                     33,085,959
                                                                                                              --------------


                                                              Annual Report | 23

Franklin High Income Trust

----------------------------------------------------------------------------------------------------------------------------
    AGE HIGH INCOME FUND                                                    COUNTRY       SHARES/WARRANTS         VALUE
----------------------------------------------------------------------------------------------------------------------------
    CONVERTIBLE PREFERRED STOCKS 1.9%
    COMMUNICATIONS .1%
    Dobson Communications Corp., 6.00%, cvt. pfd. ....................   United States         28,400         $    3,124,000
                                                                                                              --------------
    CONSUMER DURABLES 1.1%
    Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd. ................   United States        560,000             29,960,000
                                                                                                              --------------
    UTILITIES .7%
    CMS Energy Trust I, 7.75%, cvt. pfd. .............................   United States        530,000             21,116,790
                                                                                                              --------------
    TOTAL CONVERTIBLE PREFERRED STOCKS (COST $56,582,961)                                                         54,200,790
                                                                                                              --------------
    TOTAL LONG TERM INVESTMENTS (COST $3,042,515,577)                                                          2,704,186,406
                                                                                                              --------------
    SHORT TERM INVESTMENT (COST $28,719,710) 1.0%
 g  Franklin Institutional Fiduciary Trust Money Market Portfolio ....   United States     28,719,710             28,719,710
                                                                                                              --------------
    TOTAL INVESTMENTS (COST $3,071,235,287) 96.3%                                                              2,732,906,116
    OTHER ASSETS, LESS LIABILITIES 3.7%                                                                          104,729,988
                                                                                                              --------------
    NET ASSETS 100.0%                                                                                         $2,837,636,104
                                                                                                              ==============
CURRENCY ABBREVIATIONS | ZAR - South African Rand


aDefaulted securities. See Note 8.
bSee Note 11 regarding other considerations.
cSee Note 1(c) regarding securities purchased on a delayed delivery basis. dNon-income producing.
eSee Note 10 regarding holdings of 5% voting securities.
fSee Note 9 regarding restricted securities.
gSee Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.
hThe principal amount is stated in U.S. dollars unless otherwise indicated.


24 | See notes to financial statements. | Annual Report

Franklin High Income Trust

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
May 31, 2004
                                                                ---------------
                                                                   AGE HIGH
                                                                  INCOME FUND
                                                                ---------------
Assets:
 Investments in securities:
  Cost-Unaffiliated issuers .................................   $ 3,011,948,204
  Cost-Non-controlled affiliated issuers (Note 10) ..........        30,567,373
  Cost-Sweep money fund (Note 7) ............................        28,719,710
                                                                ===============
  Value-Unaffiliated issuers ................................     2,703,804,318
  Value-Non-controlled affiliated issuers (Note 10) .........           382,088
  Value-Sweep money fund (Note 7) ...........................        28,719,710
 Receivables:
  Investment securities sold ................................        10,917,056
  Capital shares sold .......................................        66,486,808
  Dividends and interest ....................................        51,286,126
                                                                ---------------
      Total assets ..........................................     2,861,596,106
                                                                ---------------
Liabilities:
 Payables:
  Investment securities purchased ...........................        14,460,088
  Capital shares redeemed ...................................         5,918,372
  Affiliates ................................................         1,893,251
  Shareholders ..............................................         1,299,858
 Other liabilities ..........................................           388,433
                                                                ---------------
      Total liabilities .....................................        23,960,002
                                                                ---------------
      Net assets, at value .................................    $ 2,837,636,104
                                                                ===============
Net assets consist of:
 Distributions in excess of net investment income ...........   $    (5,892,328)
 Net unrealized appreciation (depreciation) .................      (338,313,516)
 Accumulated net realized gain (loss) .......................      (836,456,458)
 Capital shares .............................................     4,018,298,406
                                                                ---------------
       Net assets, at value .................................   $ 2,837,636,104
                                                                ===============


                                                              Annual Report | 25

Franklin High Income Trust

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
May 31, 2004
                                                                 --------------
                                                                   AGE HIGH
                                                                  INCOME FUND
                                                                 --------------
CLASS A:
 Net assets, at value .......................................    $2,172,749,069
                                                                 --------------
 Shares outstanding .........................................     1,075,026,166
                                                                 --------------
 Net asset value per sharea .................................             $2.02
                                                                 --------------
 Maximum offering price per share
   (net asset value per share / 95.75%) .....................             $2.11
                                                                 --------------
CLASS B:
 Net assets, at value .......................................    $  207,679,913
                                                                 --------------
 Shares outstanding .........................................       102,971,513
                                                                 --------------
 Net asset value and maximum offering price per share a .....             $2.02
                                                                 --------------
CLASS C:
 Net assets, at value .......................................    $  416,170,959
                                                                 --------------
 Shares outstanding .........................................       205,044,035
                                                                 --------------
 Net asset value and maximum offering price per share a .....             $2.03
                                                                 --------------
CLASS R:
 Net assets, at value .......................................    $    3,466,768
                                                                 --------------
 Shares outstanding .........................................         1,704,994
                                                                 --------------
 Net asset value and maximum offering price per share a .....             $2.03
                                                                 --------------
ADVISOR CLASS:
 Net assets, at value .......................................    $   37,569,395
                                                                 --------------
 Shares outstanding .........................................        18,566,696
                                                                 --------------
 Net asset value and maximum offering price per share b .....             $2.02
                                                                 --------------

aRedemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.
bRedemption price is equal to net asset value less any applicable redemption fees retained by the Fund.


26 | See notes to financial statements. | Annual Report

Franklin High Income Trust

STATEMENT OF OPERATIONS
for the year ended May 31, 2004

                                                                   ------------
                                                                     AGE HIGH
                                                                    INCOME FUND
                                                                   ------------
Investment income:
 Dividends
  Unaffiliated issuers .........................................   $  4,887,365
  Sweep money fund (Note 7) ....................................        555,199
 Interest ......................................................    242,554,070
                                                                   ------------
      Total investment income ..................................    247,996,634
                                                                   ------------
Expenses:
 Management fees (Note 3) ......................................     13,201,572
 Distribution fees (Note 3)
  Class A ......................................................      3,262,080
  Class B ......................................................      1,344,470
  Class C ......................................................      2,969,358
  Class R ......................................................         15,253
 Transfer agent fees (Note 3) ..................................      3,489,320
 Custodian fees (Note 4) .......................................         53,782
 Reports to shareholders .......................................        190,663
 Registration and filing fees ..................................        196,164
 Professional fees .............................................        103,921
 Trustees' fees and expenses ...................................         68,468
 Other .........................................................        129,167
                                                                   ------------
      Total expenses ...........................................     25,024,218
      Expense reductions (Note 4) ..............................         (2,696)
                                                                   ------------
       Net expenses ............................................     25,021,522
                                                                   ------------
        Net investment income ..................................    222,975,112
                                                                   ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Unaffiliated issuers .........................................    (14,081,092)
  Non-controlled affiliated issuers (Note 10) ..................    (29,051,153)
  Foreign currency transactions ................................         56,963
                                                                   ------------
        Net realized gain (loss)                                    (43,075,282)
Net unrealized appreciation (depreciation) on:
  Investments ..................................................    234,032,957
  Translation of assets and liabilities
    denominated in foreign currencies ..........................          3,662
                                                                   ------------
        Net unrealized appreciation (depreciation) .............    234,036,619
                                                                   ------------
Net realized and unrealized gain (loss) ........................    190,961,337
                                                                   ------------
Net increase (decrease) in net assets resulting
    from operations ............................................   $413,936,449
                                                                   ------------


                         Annual Report | See notes to financial statements. | 27

Franklin High Income Trust

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended May 31, 2004 and 2003

                                                                                          --------------------------------
                                                                                                AGE HIGH INCOME FUND
                                                                                              2004              2003
                                                                                          --------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...............................................................   $  222,975,112    $  223,642,190
  Net realized gain (loss) from investments and foreign currency transactions .........      (43,075,282)     (382,540,699)
  Net unrealized appreciation (depreciation) on investments and translation
    of assets and liabilities denominated in foreign currencies .......................      234,036,619       401,861,216
                                                                                          --------------------------------
       Net increase (decrease) in net assets resulting from operations ................      413,936,449       242,962,707
 Distributions to shareholders from net investment income:
   Class A ............................................................................     (163,501,651)     (172,572,772)
   Class B ............................................................................      (14,174,976)      (13,148,730)
   Class C ............................................................................      (31,131,017)      (31,012,176)
   Class R ............................................................................         (207,761)          (94,422)
   Advisor Class ......................................................................       (2,415,998)       (1,853,546)
                                                                                          --------------------------------
 Total distributions to shareholders ..................................................     (211,431,403)     (218,681,646)
 Capital share transactions: (Note 2)
   Class A ............................................................................      (59,185,787)       36,035,469
   Class B ............................................................................       11,436,843        25,836,560
   Class C ............................................................................      (37,982,228)       34,412,875
   Class R ............................................................................          729,626         1,684,456
   Advisor Class ......................................................................        7,456,531         6,835,747
                                                                                          --------------------------------
 Total capital share transactions .....................................................      (77,545,015)      104,805,107
 Redemption fees ......................................................................              579            10,153
       Net increase (decrease) in net assets ..........................................      124,960,610       129,096,321
Net assets:
 Beginning of year ....................................................................    2,712,675,494     2,583,579,173
                                                                                          --------------------------------
 End of year ..........................................................................   $2,837,636,104    $2,712,675,494
                                                                                          ================================
Distributions in excess of net investment income:
 End of year ..........................................................................   $   (5,892,328)   $  (13,652,623)
                                                                                          ================================


28 | See notes to financial statements. |Annual Report

Franklin High Income Trust

NOTES TO FINANCIAL STATEMENTS

AGE HIGH INCOME FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin High Income Trust (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one Fund, the Franklin AGE High Income Fund (the Fund). The Fund seeks to provide a high level of current income while seeking capital appreciation. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange are valued at the last reported sales price. Securities listed or traded on NASDAQ are valued at their official closing price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Debt securities are valued by independent pricing services or market makers under procedures approved by the Board of Trustees. Foreign securities are valued at the close of trading of the foreign exchange or the NYSE, whichever is earlier. If events occur that materially affect the values of securities after the prices or foreign exchange rates are determined, but prior to 4:00 p.m. Eastern time or the close of trading on the NYSE, whichever is earlier, or if market quotations are deemed not readily available or reliable, the securities (including restricted securities) will be valued at fair value as determined following procedures approved by the Board of Trustees. Investments in open-end mutual funds are valued at the closing net asset value.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.


                                                              Annual Report | 29

Franklin High Income Trust

AGE HIGH INCOME FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

D. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

E. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

F. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


30 | Annual Report

Franklin High Income Trust

AGE HIGH INCOME FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

H. REDEMPTION FEES

Redemptions and exchanges of Fund shares held 30 days or less (90 days prior to January 2, 2004) may be subject to the Fund's redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid-in capital.

I. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers five classes of shares: Class A, Class B, Class C, Class R and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At May 31, 2004, there were an unlimited number of shares authorized (no par value). Transactions in the Fund's shares were as follows:

                                  --------------------------------------------------------------------
                                                          YEAR ENDED MAY 31,
                                              2004                                  2003

                                     SHARES          AMOUNT               SHARES           AMOUNT
                                  --------------------------------------------------------------------
CLASS A SHARES:
  Shares sold .................    322,737,471    $ 645,402,214          339,768,176    $ 574,959,419
  Shares issued in reinvestment
   of distributions ...........     42,017,908       84,130,019           49,056,818       82,427,355
  Shares redeemed .............   (394,752,090)    (788,718,020)        (365,400,435)    (621,351,305)
                                  --------------------------------------------------------------------
  Net increase (decrease) .....    (29,996,711)   $ (59,185,787)          23,424,559    $  36,035,469
                                  ====================================================================
CLASS B SHARES:
  Shares sold .................     26,315,038    $  52,613,598           31,059,685    $  52,959,665
  Shares issued in reinvestment
   of distributions ...........      3,515,829        7,030,439            3,552,930        5,966,812
  Shares redeemed .............    (24,098,452)     (48,207,194)         (19,584,485)     (33,089,917)
                                  --------------------------------------------------------------------
  Net increase (decrease) .....      5,732,415    $  11,436,843           15,028,130    $  25,836,560
                                  ====================================================================


                                                              Annual Report | 31

Franklin High Income Trust

AGE HIGH INCOME FUND

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                  --------------------------------------------------------------------
                                                          YEAR ENDED MAY 31,
                                              2004                                  2003

                                     SHARES          AMOUNT               SHARES           AMOUNT
                                  --------------------------------------------------------------------
CLASS C SHARES:
  Shares sold ..................    59,304,437    $ 119,410,593           67,000,204     $115,487,657
  Shares issued in reinvestment
   of distributions ............     9,151,660       18,397,269           10,329,695       17,445,571
  Shares redeemed ..............   (86,866,856)    (175,790,090)         (58,030,600)     (98,520,353)
                                   -------------------------------------------------------------------
  Net increase (decrease) ......   (18,410,759)   $ (37,982,228)          19,299,299     $ 34,412,875
                                   -------------------------------------------------------------------
CLASS R SHARES:
  Shares sold ..................     1,574,046    $   3,190,000            1,346,141     $  2,309,346
  Shares issued in reinvestment
   of distributions ............        88,754          179,149               51,910           88,307
  Shares redeemed ..............    (1,320,753)      (2,639,523)            (414,580)        (713,197)
                                   -------------------------------------------------------------------
  Net increase (decrease) ......       342,047    $     729,626              983,471     $  1,684,456
                                   -------------------------------------------------------------------
ADVISOR CLASS SHARES:
  Shares sold ..................    26,490,542    $  53,448,197           12,167,987     $ 20,886,444
  Shares issued in reinvestment
   of distributions ............       742,012        1,492,992              693,153        1,170,567
  Shares redeemed ..............   (23,554,779)     (47,484,658)          (9,041,524)     (15,221,264)
                                   -------------------------------------------------------------------
  Net increase (decrease) ......     3,677,775    $   7,456,531            3,819,616     $  6,835,747
                                   -------------------------------------------------------------------


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of the following entities:

--------------------------------------------------------------------------------
  ENTITY                                                  AFFILIATION
--------------------------------------------------------------------------------
  Franklin Advisers Inc. (Advisers)                       Investment manager
  Franklin Templeton Services LLC (FT Services)           Administrative manager
  Franklin/Templeton Distributors Inc. (Distributors)     Principal underwriter
  Franklin/Templeton Investor Services LLC
    (Investor Services)                                   Transfer agent

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE   NET ASSETS
--------------------------------------------------------------------------------
         .625%          First $100 million
         .500%          Over $100 million, up to and including $250 million
         .450%          In excess of $250 million

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.


32 | Annual Report

Franklin High Income Trust

AGE HIGH INCOME FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Fund reimburses Distributors up to .15%, .65%, .65% and .50% per year of its average daily net assets of Class A, Class B, Class C and Class R, respectively, for costs incurred in marketing the Fund's shares under a Rule 12b-1 plan.

Distributors has advised the Fund it paid net commissions on sales of Fund shares, and received contingent deferred sales charges for the year of $1,471,522 and $836,071, respectively.

The Fund paid transfer agent fees of $3,489,320, of which $2,551,740 was paid to Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended May 31, 2004, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At May 31, 2004, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
 2009 ...................................................  $  126,000,271
 2010 ...................................................     147,493,159
 2011 ...................................................     273,783,877
 2012 ...................................................     273,526,078
                                                           --------------
                                                           $  820,803,385
                                                           ==============

At May 31, 2004, the Fund has deferred capital losses occurring subsequent to October 31, 2003 of $15,653,073. For tax purposes, such losses will be reflected in the year ending May 31, 2005.

At May 31, 2004, the cost of investments, net of unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Cost of investments ...................................  $ 3,072,575,462
                                                         ===============
Unrealized appreciation ...............................  $   190,410,284
Unrealized depreciation ...............................     (530,079,630)
                                                         ----------------
Net unrealized appreciation (depreciation) ............  $  (339,669,346)
                                                         ===============

Distributable earnings - undistributed ordinary income   $     4,141,571
                                                         ===============


                                                              Annual Report | 33

Franklin High Income Trust

AGE HIGH INCOME FUND

5. INCOME TAXES (CONTINUED)

The tax character of distributions paid during the years ended May 31, 2004 and 2003, was as follows:

                                              ------------------------------
                                                   2004             2003
                                              ------------------------------
Distributions paid from ordinary income ....  $211,431,403     $218,681,646

Net investment income and net realized gains and losses differ for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions and bond discounts and premiums.

Distributions of income to shareholders are determined on a tax basis and may not equal net investment income due to differing treatments of income for book and tax purposes.

6. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended May 31, 2004 aggregated $1,230,082,663 and $1,387,755,700, respectively.

7. INVESTMENTS IN AFFILIATED MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.

8. CREDIT RISK AND DEFAULTED SECURITIES

The Fund has 93.2% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Fund held defaulted and/or other securities for which the income has been deemed uncollectible. At May 31, 2004, the value of these securities was $81,965,660 representing 2.9% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. For information as to specific securities, see the accompanying Statement of Investments.


34 | Annual Report

Franklin High Income Trust

AGE HIGH INCOME FUND

9. RESTRICTED SECURITIES

At May 31, 2004, investments in securities included issues that are restricted or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At May 31, 2004, the Fund held investments in restricted and illiquid securities that were valued under approved methods by the Trustees, as follows:

-----------------------------------------------------------------------------------------------------
                                                                 ACQUISITION
  SHARES   ISSUER                                                   DATE         COST         VALUE
-----------------------------------------------------------------------------------------------------
 30,000    Poland Telecom Finance, wts., 144A, 12/01/07 .......   11/24/97     $180,000   $        --
                                                                                          -----------
 TOTAL RESTRICTED SECURITIES (0% OF NET ASSETS) ......................................    $        --
                                                                                          ===========


10. HOLDING OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund at May 31, 2004 were as shown below.

--------------------------------------------------------------------------------------------------------------
                                NUMBER OF                      NUMBER OF
                               SHARES HELD                     SHARES HELD    VALUE               REALIZED
                              AT BEGINNING  GROSS      GROSS     AT END      AT END    DIVIDEND    CAPITAL
  NAME OF ISSUER                 OF YEAR  ADDITIONS REDUCTIONS   OF YEAR     OF YEAR    INCOME   GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
  Anacomp Inc., A ............   366,600       --   (366,600)          --   $     --    $   --   $(28,234,468)
  Harvard Industries Inc. ....   793,966       --         --      793,966      2,382        --             --
  International Wireless
 Communications Holdings Inc.  1,759,743       --         --    1,759,743    211,169        --             --
  Prandium Inc. ..............   524,377       --   (524,377)          --         --        --       (816,685)
  VS Holdings ................ 1,685,375       --         --    1,685,375    168,537
                                                                            ----------------------------------
  TOTAL NON-CONTROLLED AFFILIATED ISSUERS ...............................   $382,088     $  --   $(29,051,153)
                                                                            ==================================

11. OTHER CONSIDERATIONS

Advisers, as the Fund's Manager, may serve as a member of various bondholders' steering committees, on credit committees, or may represent the Fund in certain corporate restructuring negotiations. Currently the Manager serves in one or more of these capacities for Styling Technology Corp. and United Airlines Inc. As a result of this involvement, Advisers may be in possession of certain material non-public information. If the Fund's Manager, while in possession of such information, seeks to sell any of its holdings in these securities it will comply with all applicable federal securities laws.


                                                              Annual Report | 35

Franklin High Income Trust

AGE HIGH INCOME FUND

12. REGULATORY MATTERS

MASSACHUSETTS ADMINISTRATIVE PROCEEDING
On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company") claiming violations of the Massachusetts Uniform Securities Act ("Massachusetts Act") with respect to an alleged arrangement to permit market timing (the "Mass. Proceeding"). On February 14, 2004, the Company filed an answer denying all violations of the Massachusetts Act.

GOVERNMENTAL INVESTIGATIONS
As part of ongoing investigations by the U.S. Securities and Exchange Commission
(SEC), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General and the Vermont Department of Banking, Insurance, Securities, and Health Care Administration, relating to certain practices in the mutual fund industry, including late trading, market timing and payments to securities dealers who sell Fund shares, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The staff of the SEC has informed the Company that it intends to recommend that the SEC authorize a civil injunctive action against the Fund's investment manager. The SEC's investigation is focused on the activities that are the subject of the Mass. Proceeding described above and other instances of alleged market timing by a limited number of third parties that ended in 2000. The Company currently believes that the charges the SEC staff is contemplating are unwarranted. There are discussions underway with the SEC staff in an effort to resolve the issues raised in their investigation.

In response to requests for information and subpoenas from the SEC and the California Attorney General, the Company has provided documents and testimony has been taken relating to payments to security dealers who sell Fund shares. Effective November 28, 2003, the Company determined not to direct any further brokerage commissions where the allocation is based, not only on best execution, but also on the sale of Fund shares.


36 | Annual Report

Franklin High Income Trust

AGE HIGH INCOME FUND

12. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS
The Fund, in addition to other entities within Franklin Templeton Investments, including the Company and certain of its subsidiaries, other funds, and current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York, New Jersey, and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain funds managed by Company subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Mass. Proceeding detailed above. The lawsuits are styled as class actions or derivative actions.

In addition, the Company and its subsidiaries, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and payment of allegedly excessive commissions and advisory fees. These lawsuits are styled as class actions and derivative actions.

Management strongly believes that the claims made in each of these lawsuits are without merit and intends to vigorously defend against them.

The Company cannot predict with certainty the eventual outcome of the foregoing Mass. Proceeding, other governmental investigations or class actions or other lawsuits. The impact, if any, of these matters on the Fund is uncertain at this time. If the Company determines that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.


                                                              Annual Report | 37

Franklin High Income Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AGE HIGH INCOME FUND

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN HIGH INCOME TRUST

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AGE High Income Fund (the "Fund") (constituting the Franklin High Income Trust) at May 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
July 9, 2004


38 | Annual Report

Board Members and Officers

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.



INDEPENDENT BOARD MEMBERS

---------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------------------
 FRANK H. ABBOTT, III (83)     Trustee        Since 1982       112                        None
 One Franklin Parkway
 San Mateo, CA 94403-1906


 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President and Director, Abbott Corporation (an investment company).
---------------------------------------------------------------------------------------------------------------------
 ROBERT F. CARLSON (76)        Trustee        Since 1982       51                         None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Member and past President, Board of Administration, California Public
 Employees Retirement Systems (CALPERS); and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of
 California; and Chief Counsel, California Department of Transportation.
---------------------------------------------------------------------------------------------------------------------
 S. JOSEPH FORTUNATO (71)      Trustee        Since 1992       142                        None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
---------------------------------------------------------------------------------------------------------------------
 FRANK W.T. LAHAYE (75)        Trustee        Since 1998       105                        Director, The California
 One Franklin Parkway                                                                     Center for Land Recycling
 San Mateo, CA 94403-1906                                                                 (redevelopment).

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company
(venture capital).
---------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS
---------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------
 **HARMON E. BURNS (59)        Trustee and    Trustee since    38                         None
 One Franklin Parkway          Vice President 1993 and Vice
 San Mateo, CA 94403-1906                     President since 1985

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member-Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
 Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin
 Investment Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton
 Investments.
---------------------------------------------------------------------------------------------------------------------

                                                              Annual Report | 39

---------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------
 **RUPERT H. JOHNSON, JR. (63) Trustee,       Trustee since    115                        None
 One Franklin Parkway          President and  1978, President
 San Mateo, CA 94403-1906      Chief          since 1989, and
                               Executive      Chief Executive
                               Officer-       Officer-
                               Investment     Investment
                               Management     Management
                                              since 2002


 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member-Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
 Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services,
 Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in
 Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------
 MARTIN L. FLANAGAN (43)       Vice President Since 1995       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Co-President and Chief Executive Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer,
 Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide,
 Inc.; Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director,
 Franklin Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton
 Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services,
 LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
 Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------
 JIMMY D. GAMBILL (56)         Senior Vice    Since 2002       Not Applicable             None
 500 East Broward Blvd.        President and
 Suite 2100                    Chief Executive
 Fort Lauderdale, FL           Officer- Finance
 33394-3091                    and Administration

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------
 DAVID P. GOSS (57)            Vice President Since 2000       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin
 Resources, Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President,
 Chief Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust
 (until 2000).
---------------------------------------------------------------------------------------------------------------------


40 | Annual Report

---------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------
 BARBARA J. GREEN (56)         Vice President Since 2000       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS: Vice President, Deputy General Counsel and Secretary, Franklin Resources,
 Inc.; Secretary and Senior Vice President, Templeton Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin
 Advisory Services, LLC, Franklin Investment Advisory Services, Inc., Franklin Mutual Advisers, LLC, Franklin Templeton
 Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin Templeton Services, LLC, Franklin
 Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin Investment Services, Inc.; and
 officer of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in
 Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant
 and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities
 and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court
 (District of Massachusetts) (until 1979).
---------------------------------------------------------------------------------------------------------------------
 DIOMEDES LOO-TAM (65)         Treasurer      Since March 2004 Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Officer of 51 of the investment companies in Franklin Templeton Investments; and Consultant, MyVest Corporation
 (software development company and investment advisory services); and FORMERLY, Director and member of Audit and
 Valuation Committees, Runkel Funds, Inc. (2002-2003); Treasurer/Controller of most of the investment companies in
 Franklin Templeton Investments (1985-2000); and Senior Vice President, Franklin Templeton Services, LLC (1997-2000).
---------------------------------------------------------------------------------------------------------------------
 MICHAEL O. MAGDOL (67)        Vice           Since 2003       Not Applicable             Director, FTI Banque,
 600 Fifth Avenue              President-                                                 Arch Chemicals, Inc.
 Rockefeller Center            AML Compliance                                             and Lingnan Foundation.
 New York, NY 10020-2302

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 48 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------

                                                              Annual Report | 41

---------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------
 MURRAY L. SIMPSON (66)        Vice President Since 2000       Not Applicable             None
 One Franklin Parkway          and Secretary
 San Mateo, CA 94403-1906

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton
 Investments; and FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services
 (Asia) Limited (until 2000); and Director, Templeton Asset Management Ltd. (until 1999).
---------------------------------------------------------------------------------------------------------------------
 GALEN G. VETTER (52)          Chief          Since May 2004   Not Applicable             None
 500 East Broward Blvd.        Financial
 Suite 2100                    Oficer
 Fort Lauderdale, FL
 33394-3091

 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Officer of 51 of the investment companies in Franklin Templeton Investments; Senior Vice President, Franklin Templeton
 Services, LLC; and FORMERLY, Managing Director of RSM McGladrey, Inc.; and Partner of McGladrey & Pullen, LLP.
---------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
** Rupert H. Johnson, Jr. is considered to be an interested person of the Trust under the federal securities laws due to his position as an officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Trust's adviser and distributor. Harmon E. Burns is considered to be an interested person of the Trust under the federal securities laws due to his position as officer and director of Resources.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


42 | Annual Report

Franklin High Income Trust

PROXY VOTING POLICIES AND PROCEDURES

FRANKLIN'S AGE HIGH INCOME FUND

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.


                                                              Annual Report | 43

Literature Request

For a brochure and prospectus, which contains more complete information, including charges, expenses and risks, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS


INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin Small Cap Value Fund
Mutual Beacon Fund Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Federal Money Fund 5, 6
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 3
Franklin Income Fund
Franklin Money Fund 5, 6
Franklin Short-Intermediate U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund5
Templeton Global Bond Fund

TAX-FREE INCOME7
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 8
Tax-Exempt Money Fund 5, 6

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term
Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund


STATE-SPECIFIC7
Alabama
Arizona
California 9
Colorado
Connecticut
Florida9
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 8
Michigan 8
Minnesota 8
Missouri
New Jersey
New York 9
North Carolina
Ohio 8
Oregon
Pennsylvania
Tennessee
Virginia


INSURANCE FUNDS
Franklin Templeton Variable Insurance
  Products Trust 10

1.The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
2.The fund is only open to existing shareholders as well as select retirement plans.
3.The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
4.Upon reaching approximately $350 million in assets, the fund intends to close to all investors.
5.An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6.No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
7.For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable. 8.Portfolio of insured municipal securities.
9.These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).
10.The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

02/04                                              Not part of the annual report

[FRANKLIN TEMPLETON LOGO OMITTED]

One Franklin Parkway
San Mateo, CA 94403-1906

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN'S AGE
HIGH INCOME FUND



INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


105 A2004 07/04

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $68,786 for the fiscal year ended May 31, 2004 and $64,513 for the fiscal year ended May 31, 2003.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of the their financial statements were $47,910 for the fiscal year ended May 31, 2004 and $2,500 for the fiscal year ended May 31, 2003. The services for which these fees were paid included attestation services.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $1,406 for the fiscal year ended May 31, 2004 and $0 for the fiscal year ended May 31, 2003. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $98,594 for the fiscal year ended May 31, 2004 and $12,973 for the fiscal year ended May 31, 2003. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process, subscription fees and a review of an ICI transfer agent survey.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i) pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the Fund by the auditors to the Fund's investment adviser or to any entity that controls, is controlled by or is under common control with the Fund's investment adviser and that provides ongoing services to the Fund where the non-audit services relate directly to the operations or financial reporting of the Fund; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were pre-approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $147,910 for the fiscal year ended May 31, 2004 and $15,473 for the fiscal year ended May 31, 2003.

(h) No disclosures are required by this Item 4(h).

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A


      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 10. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS.

(A) Code of Ethics

(B) (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    July 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    July 30, 2004


By /s/Galen G. Vetter
      Chief Financial Officer
Date    July 30, 2004